UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2010

Date of reporting period: January 1, 2010 — June 30, 2010

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|10

Semiannual report

Putnam VT
Global Asset Allocation Fund

Putnam
INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

Putnam Investments is pleased to provide this midyear report to shareholders of Putnam Variable Trust. For your benefit, and to help reduce Putnam’s environmental impact, you will now receive reports only for the funds you own. Information on other funds in Putnam Variable Trust is available on putnam.com.

A number of developments weighed on U.S. and global markets in recent months. European debt woes, hints of an economic slowdown in China, and skepticism over the durability of the U.S. recovery have caused unwelcome volatility. Compared with 2009’s sharp rebound, today’s investment environment requires a greater degree of investment skill, innovation, and expertise. We believe these attributes form the very core of Putnam’s analytic, active-management approach. It is important to recognize that volatility is not new to the markets. Patient investors know that these periods often present opportunities for market advances. With this in mind, we encourage you to focus on portfolio diversification and rely on the expertise of your financial advisor.

In other developments, Barbara M. Baumann has been elected to the Board of Trustees of the Putnam Funds, effective July 1, 2010. Ms. Baumann is president and owner of Cross Creek Energy Corporation of Denver, Colorado, a strategic consultant to domestic energy firms and direct investor in energy assets. We also want to thank Elizabeth T. Kennan, who recently retired from the Board of Trustees, for her many years of dedicated and thoughtful leadership.

As always, thank you for choosing Putnam.

Performance Summary (as of 6/30/10)

Investment objective

Long-term return consistent with preservation of capital

Net asset value June 30, 2010

Class IA: $12.67	Class IB: $12.76

Total return at net asset value
(as of 6/30/10)	Class IA shares*	Class IB shares†

6 months	–1.53%	–1.65%

1 year	18.76	18.47

5 years	8.97	7.95
Annualized	1.73	1.54

10 years	14.20	12.23
Annualized	1.34	1.16

Life	347.15	333.10
Annualized	6.91	6.76

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition will vary over time. Allocations are represented as a percentage of net assets. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, if any, and the use of different classifications of securities for presentation purposes. Information is as of 6/30/10 and may not reflect trades entered into on that date.

Putnam VT Global Asset Allocation Fund 1

Report from your fund’s managers

How did the fund perform for the six months ended June 30, 2010?

Putnam VT Global Asset Allocation Fund’s class IA shares returned –1.53% at net asset value for the six months ended June 30, 2010. The portfolio’s diversified asset class exposure was the biggest contributor to the relative outperformance of most equity markets and also helped to minimize portfolio volatility.

What was the investment environment like during the period?

It was a challenging environment. While 2009’s bull market continued into early 2010, performance in the second quarter of 2010 was hurt by sovereign debt concerns in Europe and ongoing uncertainties about the strength of the U.S. economic recovery. Categories perceived as higher-risk — equities, commodities, and real-estate investment trusts — posted significant losses in the second quarter, more than offsetting first-quarter gains. Conversely, markets with historically lower risk profiles were the biggest gainers for the period, led by U.S. investment-grade bonds and U.S. Treasury Inflation-Protected Securities (TIPS).

Which holdings helped performance?

Security selection within global fixed-income markets added value as liquidity conditions continued to improve across a wide range of sectors. Investors may recall that this component posted extremely disappointing results in 2008. Nevertheless, we remained confident about the long-term outlook for our global fixed-income holdings, particularly within sectors exposed to the mortgage market; our research indicated that the mortgage payments backing these bonds would continue to be made, justifying the instruments’ high credit ratings. We correctly interpreted 2008’s poor results as stemming from price and liquidity risk, not credit risk, because many investors were forced to sell their holdings. As the market came to recognize the steadiness of payment streams and a diminishing risk of default, prices rebounded dramatically in 2009 and continued that momentum during the first half of 2010.

Which holdings detracted from performance?

Coming into the second quarter, all our indicators supported the thesis of ongoing economic recovery. One aspect of our strategy was a search for relative-performance patterns that were historically associated with ongoing recovery but that had not yet surfaced, in the belief that eventually they would do so. One such investment theme was an underweight to U.S. Treasuries; another was an underweight to duration, based on our view that sustained economic growth would push bond yields higher. These themes had a negative impact on performance, as sovereign-debt concerns mounted, investors fled to Treasuries, and bond yields declined.

What is your outlook?

To be sure, some of the forces that have driven economic recovery are waning. Fiscal stimulus was concentrated in the year’s first half and is now dwindling. Inventory replenishment also seems to have run its course. Thus the role of psychology takes on special prominence in the months ahead. Should market volatility seriously dampen consumers’ spirits, their caution may turn economic expansion into contraction. We are particularly concerned by sectors leveraged to housing, where the expiration of homebuyer tax credits may exacerbate inherent weaknesses. So while the market’s slide may prove short-lived, we continue to favor risk reduction within the portfolio.

Consider these risks before investing: International investing involves risks, such as currency fluctuations, economic instability, and political developments. The fund may invest a portion of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Jeffrey Knight is Head of Global Asset Allocation at Putnam. A CFA charterholder, he joined Putnam in 1993 and has been in the investment industry since 1987.

In addition to Jeffrey, your fund’s portfolio managers are James Fetch, Robert Kea, Robert Schoen, and Jason Vaillancourt.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT Global Asset Allocation Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2010, to June 30, 2010. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/10		for the 6 months ended 6/30/10

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$4.28	$5.51	$4.36	$5.61

Ending
value (after
expenses)	$984.70	$983.50	$1,020.48	$1,019.24

Annualized
expense ratio†	0.87%	1.12%	0.87%	1.12%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/10. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

† Excludes the impact of a current period revision to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.05% of average net assets for the six months ended 6/30/10.

Putnam VT Global Asset Allocation Fund 3

The fund’s portfolio 6/30/10 (Unaudited)

COMMON STOCKS (45.4%)*	Shares	Value

Basic materials (2.9%)
Acciona SA (Spain)	415	$31,554

Agrium, Inc. (Canada)	1,236	60,466

Akzo Nobel NV (Netherlands)	602	31,176

Albemarle Corp.	1,089	43,244

AMCOL International Corp.	917	21,550

Ameron International Corp.	391	23,589

Andersons, Inc. (The)	2,947	96,043

Arafura Resources, Ltd. (Australia) †	9,096	3,194

ArcelorMittal (Luxembourg)	12,563	334,509

Archer Daniels Midland Co.	4,560	117,739

Armstrong World Industries, Inc. †	2,400	72,432

Ashland, Inc.	5,400	250,668

Austevoll Seafood ASA (Norway)	3,749	18,920

Avalon Rare Metals, Inc. (Canada) †	2,278	4,308

BASF SE (Germany)	582	31,788

BHP Billiton, Ltd. (Australia)	6,267	195,597

Boise, Inc. †	4,186	22,981

Brenntag AG (Germany) †	747	47,102

Broadwind Energy, Inc. †	3,025	8,470

Cameco Corp. (Canada)	484	10,300

Canada Lithium Corp. (Canada) †	8,295	3,980

Celanese Corp. Ser. A	3,037	75,652

Century Aluminum Co. †	1,098	9,695

CF Industries Holdings, Inc.	3,703	234,955

China Green Holdings, Ltd. (China) S	42,000	42,106

China National Materials Co., Ltd. (China)	33,000	19,927

China Rare Earth Holdings, Ltd. (China) †	24,000	5,440

Clearwater Paper Corp. †	666	36,470

Coeur d’Alene Mines Corp. †	1,062	16,758

Denison Mines Corp. (Canada) †	2,800	3,345

Dow Chemical Co. (The)	4,477	106,194

E.I. du Pont de Nemours & Co.	9,300	321,687

Eastman Chemical Co.	1,700	90,712

Elementos, Ltd. (Australia) †	542	59

Energy Resources of Australia, Ltd. (Australia)	527	5,860

Era Infra Engineering, Ltd. (India)	2,473	11,044

Eurasian Natural Resources Corp. (United Kingdom)	2,097	26,703

Extract Resources, Ltd. (Australia) †	806	4,387

Fletcher Building, Ltd. (New Zealand)	8,033	43,132

FMC Corp.	154	8,844

Freeport-McMoRan Copper & Gold, Inc. Class B	5,000	295,650

Fufeng Group, Ltd. (Hong Kong)	24,000	15,638

Hawkins, Inc.	1,373	33,062

Hecla Mining Co. †	2,955	15,425

HeidelbergCement AG (Germany)	1,673	79,777

Hitachi Chemical Co., Ltd. (Japan)	8,000	148,386

Horsehead Holding Corp. †	4,545	34,360

HQ Sustainable Maritime Industries, Inc. †	1,069	5,345

Huntsman Corp.	8,800	76,296

Impregilo SpA (Italy) †	10,140	23,195

Innophos Holdings, Inc.	1,253	32,678

Insituform Technologies, Inc. †	1,239	25,375

International Paper Co.	8,200	185,566

JFE Holdings, Inc. (Japan)	1,500	46,266

COMMON STOCKS (45.4%)* cont.	Shares	Value

Basic materials cont.
KapStone Paper and Packaging Corp. †	3,632	$40,460

Koninklijke DSM NV (Netherlands)	1,831	72,828

Koppers Holdings, Inc.	2,280	51,254

Lanxess AG (Germany)	1,415	59,703

Layne Christensen Co. †	1,485	36,041

Lithium Corp. †	3,327	1,364

Louisiana-Pacific Corp. †	2,606	17,434

Lubrizol Corp. (The)	3,200	256,992

Lynas Corp., Ltd. (Australia) †	19,218	8,752

MeadWestvaco Corp.	7,042	156,332

Mitsui Chemicals, Inc. (Japan)	82,000	227,462

Mitsui Mining & Smelting Co., Ltd. (Japan)	33,000	87,321

Nitto Denko Corp. (Japan)	2,100	68,454

Northwest Pipe Co. †	503	9,557

OM Group, Inc. †	1,152	27,487

OneSteel, Ltd. (Australia)	33,510	83,270

Orocobre, Ltd. (Australia) †	2,194	3,102

Paladin Energy, Ltd. (Australia) †	3,169	9,501

Pescanova SA (Spain)	634	15,682

Plum Creek Timber Company, Inc. R	1,800	62,154

Quaker Chemical Corp.	925	25,058

Quest Uranium Corp. (Canada) †	1,691	3,293

Rare Element Resources, Ltd. (Canada) †	1,181	2,222

Rayonier, Inc. R	2,200	96,844

Reliance Steel & Aluminum Co.	1,700	61,455

Rengo Co., Ltd. (Japan)	4,000	25,190

Rio Tinto PLC (United Kingdom)	5,751	251,941

Rio Tinto, Ltd. (Australia)	2,853	158,573

Rock-Tenn Co. Class A	1,028	51,061

Rockwood Holdings, Inc. †	326	7,397

Sealed Air Corp.	4,800	94,656

Sigma-Aldrich Corp.	173	8,621

Sociedad Quimica y Minera de Chile SA ADR (Chile)	224	7,305

STR Holdings, Inc. †	480	9,024

Tantalus Rare Earths AG (Germany) †	42	3,147

Teck Resources, Ltd. Class B (Canada) †	2,856	84,582

Thompson Creek Metals Co., Inc. (Canada) †	5,609	48,686

UEX Corp. (Canada) †	4,000	2,860

Umicore NV/SA (Belgium)	1,023	29,635

United Phosphorus, Ltd. (India)	5,731	22,523

Uranium One, Inc. (Canada) †	2,809	6,844

USEC, Inc. †	1,354	6,445

Vallourec SA (France)	344	58,802

Vedanta Resources PLC (United Kingdom)	1,814	57,145

voestalpine AG (Austria)	4,571	125,253

W.R. Grace & Co. †	5,201	109,429

Western Lithium Canada Corp. (Canada) †	3,016	2,412

Xstrata PLC (United Kingdom)	8,335	109,320

		6,274,472
Capital goods (3.2%)
AAR CORP. †	1,266	21,193

Abengoa SA (Spain)	1,213	23,543

ACCO Brands Corp. †	3,171	15,823

Aecom Technology Corp. †	1,638	37,772

Aisin Seiki Co., Ltd. (Japan)	4,700	126,865

Alamo Group, Inc.	854	18,532

Alstom SA (France)	1,054	47,584

4 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (45.4%)* cont.	Shares	Value

Capital goods cont.
Altra Holdings, Inc. †	2,674	$34,815

American Science & Engineering, Inc.	424	32,313

Applied Industrial Technologies, Inc.	1,178	29,827

AZZ, Inc.	721	26,511

Bio-Treat Technology, Ltd. (China) †	83,000	4,682

Bucyrus International, Inc. Class A	93	4,413

Calgon Carbon Corp. †	970	12,843

Canon, Inc. (Japan)	7,100	264,471

Capstone Turbine Corp. †	18,904	18,526

Caterpillar, Inc.	3,700	222,259

China High Speed Transmission Equipment
Group Co., Ltd. (China)	13,000	27,271

CLARCOR, Inc.	486	17,263

Conergy AG (Germany) † S	6,454	5,574

Crown Holdings, Inc. †	5,400	135,216

Deere (John) & Co.	1,371	76,337

Doosan Heavy Industries and Construction Co.,
Ltd. (South Korea)	756	46,183

Dover Corp.	3,738	156,211

DXP Enterprises, Inc. †	1,322	20,689

Ebara Corp. (Japan) †	12,000	51,135

EMCOR Group, Inc. †	3,132	72,568

Emerson Electric Co.	6,905	301,679

Energy Recovery, Inc. †	2,512	10,048

EnergySolutions, Inc.	1,259	6,408

EnPro Industries, Inc. †	681	19,170

Exide Technologies †	3,036	15,787

Franklin Electric Co., Inc.	522	15,044

Fuel Tech, Inc. †	2,105	13,304

Fuji Electric Holdings Co., Ltd. (Japan)	36,000	102,861

Fushi Copperweld, Inc. (China) †	1,506	12,319

GenCorp, Inc. † S	3,955	17,323

General Cable Corp. †	5,362	142,897

General Dynamics Corp.	452	26,469

GKN PLC (United Kingdom) †	13,228	22,720

GLV, Inc. Class A (Canada) †	1,477	10,741

Gorman-Rupp Co. (The)	844	21,142

GrafTech International, Ltd. †	1,305	19,079

Graham Packaging Co., Inc. †	2,836	33,947

GUD Holdings, Ltd. (Australia)	1,308	9,516

Harbin Electric, Inc. (China) †	1,021	17,000

Haynes International, Inc.	520	16,032

Hyflux, Ltd. (Singapore)	7,000	16,179

ITT Corp.	2,145	96,353

John Bean Technologies Corp.	1,762	26,871

Joy Global, Inc.	2,658	133,139

Koito Manufacturing Co., Ltd. (Japan)	5,000	73,358

Kurita Water Industries, Ltd. (Japan)	800	21,831

L-3 Communications Holdings, Inc.	4,055	287,256

Leggett & Platt, Inc.	2,900	58,174

Legrand SA (France)	2,267	66,864

Leoni AG (Germany) †	2,008	42,293

Lindsay Corp.	470	14,894

Lockheed Martin Corp.	7,171	534,240

Lonking Holdings, Ltd. (China)	143,000	94,739

LS Corp. (South Korea)	249	17,909

LSB Industries, Inc. †	2,059	27,405

COMMON STOCKS (45.4%)* cont.	Shares	Value

Capital goods cont.
Met-Pro Corp.	529	$5,692

Mitsubishi Electric Corp. (Japan)	56,000	435,785

MTU Aero Engines Holding AG (Germany)	664	36,991

Mueller Water Products, Inc. Class A	4,262	15,812

NACCO Industries, Inc. Class A	246	21,835

Nalco Holding Co.	5,234	107,088

Northrop Grumman Corp.	6,110	332,628

Orascom Construction Industries (Egypt)	1,144	45,610

Organo Corp. (Japan)	1,000	6,130

Oshkosh Corp. †	6,441	200,702

Pentair, Inc.	1,329	42,794

Polypore International, Inc. †	1,328	30,199

Powell Industries, Inc. †	1,229	33,601

Prysmian SpA (Italy)	3,783	54,407

Quantum Fuel Systems Technologies
Worldwide, Inc. †	11,176	5,990

Raser Technologies, Inc. †	11,016	6,444

Raytheon Co.	3,212	155,429

Roper Industries, Inc.	745	41,690

SembCorp Industries, Ltd. (Singapore)	34,000	98,359

Shaw Group, Inc. †	3,300	112,926

SMA Solar Technology AG (Germany)	97	9,932

Smith (A.O.) Corp.	1,265	60,960

Solaria Energia y Medio Ambiente SA (Spain) †	1,655	3,337

Solon AG Fuer Solartechnik (Germany) † S	290	1,515

Solon SE (Rights) (Germany) F	290	5

Sound Global, Ltd. (China) †	9,000	4,941

Spirax-Sarco Engineering PLC (United Kingdom)	1,746	35,382

Standex International Corp.	739	18,734

Stanley, Inc. †	594	22,204

Sumitomo Heavy Industries, Ltd. (Japan)	7,000	41,190

Sunpower Corp. Class A †	685	8,289

Tanfield Group PLC (United Kingdom) †	5,322	2,611

Tenneco Automotive, Inc. †	1,058	22,281

Tetra Tech, Inc. †	2,118	41,534

Thomas & Betts Corp. †	3,700	128,390

Timken Co.	4,338	112,745

Toyoda Gosei Co., Ltd. (Japan)	900	22,284

TriMas Corp. †	3,660	41,395

United Technologies Corp.	7,398	480,204

Valmont Industries, Inc.	467	33,932

Vestas Wind Systems A/S (Denmark) †	852	35,457

Vinci SA (France)	846	34,877

WESCO International, Inc. †	1,299	43,737

Westport Innovations, Inc. (Canada) †	725	11,425

Yingli Green Energy Holding Co., Ltd. ADR
(China) †	847	8,622

		6,911,505
Communication services (2.1%)
ADTRAN, Inc.	1,510	41,178

Applied Signal Technology, Inc.	619	12,163

Aruba Networks, Inc. †	2,943	41,908

AT&T, Inc.	34,631	837,724

Atlantic Tele-Network, Inc.	1,066	44,026

BCE, Inc. (Canada)	1,915	55,957

BT Group PLC (United Kingdom)	107,255	205,045

Cincinnati Bell, Inc. †	8,626	25,964

Putnam VT Global Asset Allocation Fund 5

COMMON STOCKS (45.4%)* cont.	Shares	Value

Communication services cont.
Comcast Corp. Class A	25,113	$436,213

DIRECTV Class A †	13,210	448,083

Earthlink, Inc.	2,002	15,936

France Telecom SA (France)	9,386	162,149

HSN, Inc. †	1,383	33,192

IAC/InterActiveCorp. †	5,200	114,244

Iridium Communications, Inc. †	5,451	54,728

j2 Global Communications, Inc. †	1,303	28,458

Kabel Deutschland Holding AG (Germany) †	2,110	59,934

KDDI Corp. (Japan)	49	232,544

KT Corp. (South Korea)	1,120	41,174

Loral Space & Communications, Inc. †	667	28,494

Mediacom Communications Corp. Class A †	7,447	50,044

NeuStar, Inc. Class A †	1,699	35,033

NII Holdings, Inc. †	4,873	158,470

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	11,000	448,713

PCCW, Ltd. (Hong Kong)	120,000	34,830

Qwest Communications International, Inc. S	47,000	246,750

Sprint Nextel Corp. †	15,276	64,770

Tele2 AB Class B (Sweden)	1,781	26,669

Telecity Group PLC (United Kingdom) †	12,570	74,951

Telenet Group Holding NV (Belgium) †	1,100	28,921

USA Mobility, Inc.	1,835	23,708

Verizon Communications, Inc.	10,596	296,900

Vodafone Group PLC (United Kingdom)	18,558	38,499

Windstream Corp.	11,500	121,440

		4,568,812
Conglomerates (0.9%)
3M Co.	5,007	395,503

Danaher Corp.	1,098	40,758

General Electric Co.	57,345	826,915

Marubeni Corp. (Japan)	13,000	66,531

Mitsui & Co., Ltd. (Japan)	28,700	337,106

Noble Group, Ltd. (Hong Kong)	55,454	67,032

Siemens AG (Germany)	662	59,308

Silex Systems, Ltd. (Australia) †	1,432	5,525

SPX Corp.	3,025	159,750

Tyco International, Ltd.	1,563	55,064

Vivendi SA (France)	852	17,256

		2,030,748
Consumer cyclicals (5.2%)
Aeropostale, Inc. †	2,652	75,953

Alliance Data Systems Corp. †	482	28,689

Amazon.com, Inc. †	396	43,267

American Media, Inc. 144A F	583	—

AMERCO †	420	23,121

ArvinMeritor, Inc. †	4,733	62,002

Asahi Glass Co., Ltd. (Japan)	31,000	288,981

Babcock International Group PLC (United Kingdom)	6,131	54,417

Best Buy Co., Inc.	1,900	64,334

Big Lots, Inc. †	5,216	167,381

Buckle, Inc. (The)	355	11,509

Bunzl PLC (United Kingdom)	4,607	45,993

Carter’s, Inc. †	555	14,569

Cash America International, Inc.	642	22,001

Childrens Place Retail Stores, Inc. (The) †	454	19,985

Christian Dior SA (France)	659	62,688

COMMON STOCKS (45.4%)* cont.	Shares	Value

Consumer cyclicals cont.
Coach, Inc.	3,155	$115,315

Compass Group PLC (United Kingdom)	8,713	66,178

Cooper Tire & Rubber	1,868	36,426

D.R. Horton, Inc.	12,400	121,892

Dana Holding Corp. †	1,209	12,090

Deckers Outdoor Corp. †	284	40,575

Deluxe Corp.	2,205	41,344

Dillards, Inc. Class A	1,428	30,702

DISH Network Corp. Class A	16,331	296,408

Dollar Tree, Inc. †	3,457	143,915

Dongfeng Motor Group Co., Ltd. (China)	62,000	70,544

Dress Barn, Inc. †	2,737	65,168

DSW, Inc. Class A †	1,656	37,194

EchoStar Corp. Class A †	5,178	98,796

Electrolux AB Class B (Sweden)	4,297	98,241

Emergency Medical Services Corp. Class A †	591	28,977

EZCORP, Inc. Class A †	4,599	85,311

Fiat SpA (Italy)	7,068	72,826

Ford Motor Co. †	37,000	372,960

Gap, Inc. (The)	15,200	295,792

Geberit International AG (Switzerland)	466	72,284

Gestevision Telecinco SA (Spain)	3,825	33,979

Ghabbour Auto (Egypt)	2,467	16,978

Goodyear Tire & Rubber Co. (The) †	6,700	66,598

Greek Organization of Football Prognostics (OPAP)
SA (Greece)	4,921	61,279

Grupo Comercial Chedraui SA de CV (Mexico) †	2,476	6,576

Guess ?, Inc.	2,200	68,728

Gymboree Corp. (The) †	733	31,306

Helen of Troy, Ltd. (Bermuda) †	1,366	30,134

HMS Holdings Corp. †	911	49,394

Home Depot, Inc. (The)	8,200	230,174

Isle of Capri Casinos, Inc. †	1,180	10,927

JC Penney Co., Inc. (Holding Co.)	8,800	189,024

Jo-Ann Stores, Inc. †	786	29,483

Jos. A. Bank Clothiers, Inc. †	772	41,680

KB Home	6,700	73,700

Kenneth Cole Productions, Inc. Class A †	1,138	12,529

Kingfisher PLC (United Kingdom)	10,595	32,917

Kirkland’s, Inc. †	1,095	18,478

Kloeckner & Co., AG (Germany) †	1,191	20,857

Knology, Inc. †	1,496	16,351

Kuraray Co., Ltd. (Japan)	4,000	46,665

Landauer, Inc.	200	12,176

Lender Processing Services, Inc.	4,000	125,240

LG Corp. (South Korea)	886	47,517

Limited Brands, Inc.	10,700	236,149

Lowe’s Cos., Inc.	6,400	130,688

M6-Metropole Television (France)	1,776	36,020

Macy’s, Inc.	11,187	200,247

Maidenform Brands, Inc. †	1,586	32,291

Mattel, Inc.	9,900	209,484

Mediaset SpA (Italy)	48,939	278,964

Navistar International Corp. †	4,800	236,160

NBTY, Inc. †	2,669	90,773

News Corp., Ltd. (The) Class A	11,700	139,932

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (45.4%)* cont.	Shares	Value

Consumer cyclicals cont.
Next PLC (United Kingdom)	11,399	$337,694

NGK Spark Plug Co., Ltd. (Japan)	4,000	49,531

Nissan Motor Co., Ltd. (Japan) †	13,800	95,578

Nortek, Inc. †	1,118	46,956

Nu Skin Enterprises, Inc. Class A	835	20,817

OfficeMax, Inc. †	5,149	67,246

Perry Ellis International, Inc. †	1,862	37,612

PETsMART, Inc.	3,557	107,315

Peugeot SA (France) †	8,145	206,119

PHH Corp. †	1,316	25,057

Phillips-Van Heusen Corp.	1,979	91,568

PPR SA (France)	595	73,509

Plexus Corp. †	710	18,985

Porsche Automobil Holding SE
(Preference) (Germany)	964	41,171

R. R. Donnelley & Sons Co.	15,800	258,646

RadioShack Corp.	808	15,764

Randstad Holding NV (Netherlands) †	414	16,314

Reed Elsevier PLC (United Kingdom)	5,436	40,175

Ross Stores, Inc.	5,000	266,450

Scholastic Corp.	2,685	64,762

Sinclair Broadcast Group, Inc. Class A †	4,540	26,468

Sonic Automotive, Inc. †	2,498	21,383

Sony Corp. (Japan)	3,800	101,058

Sotheby’s Holdings, Inc. Class A	737	16,855

Stage Stores, Inc.	1,993	21,285

Standard Pacific Corp. †	4,408	14,679

Stantec, Inc. (Canada) †	1,214	26,931

Steven Madden, Ltd. †	1,804	56,862

Swire Pacific, Ltd. (Hong Kong)	17,000	192,611

Talbots, Inc. (The) †	2,357	24,301

Target Corp.	5,100	250,767

Tempur-Pedic International, Inc. †	784	24,108

Tesla Motors, Inc. †	624	14,870

Time Warner, Inc.	12,996	375,714

TJX Cos., Inc. (The)	2,500	104,875

Toro Co. (The)	2,705	132,870

Tractor Supply Co.	343	20,913

TUI Travel PLC (United Kingdom)	9,510	29,534

UniFirst Corp.	517	22,758

URS Corp. †	2,300	90,505

Valeo SA (France) †	3,289	88,704

Vertis Holdings, Inc. F	1,807	2

Visa, Inc. Class A	1,400	99,050

Volkswagen AG (Preference) (Germany)	162	14,199

Wal-Mart Stores, Inc.	18,597	893,958

Warnaco Group, Inc. (The) †	1,183	42,754

Wesfarmers, Ltd. (Australia)	12,228	293,807

Wheelock and Co., Ltd. (Hong Kong)	4,000	11,239

Whirlpool Corp.	1,900	166,858

Wirecard AG (Germany)	3,114	26,518

Wolverine World Wide, Inc.	835	21,059

World Fuel Services Corp.	765	19,844

WPP PLC (United Kingdom)	6,525	61,427

		11,241,261

COMMON STOCKS (45.4%)* cont.	Shares	Value

Consumer staples (4.2%)
AFC Enterprises †	6,496	$59,114

Alliance One International, Inc. †	6,485	23,087

American Greetings Corp. Class A	1,135	21,293

Anheuser-Busch InBev NV (Belgium)	5,375	258,478

Associated British Foods PLC (United Kingdom)	12,809	184,311

Avis Budget Group, Inc. †	9,455	92,848

Beacon Roofing Supply, Inc. †	915	16,488

Bridgepoint Education, Inc. †	485	7,668

Brinker International, Inc.	8,600	124,356

British American Tobacco (BAT) PLC
(United Kingdom)	2,201	69,771

Britvic PLC (United Kingdom)	9,508	67,277

Career Education Corp. †	939	21,616

CEC Entertainment, Inc. †	763	26,903

Central Garden & Pet Co. Class A †	2,434	21,833

Cermaq ASA (Norway) †	2,679	21,371

Clorox Co.	1,221	75,897

Coca-Cola Co. (The)	6,800	340,816

Colgate-Palmolive Co.	3,358	264,476

ConAgra Foods, Inc.	11,600	270,512

Core-Mark Holding Co., Inc. †	771	21,125

Corinthian Colleges, Inc. †	3,704	36,484

Cosan, Ltd. Class A (Brazil) †	3,474	32,447

Del Monte Foods Co.	11,100	159,729

Delhaize Group SA (Belgium)	927	67,199

Domino’s Pizza, Inc. †	7,805	88,197

Energizer Holdings, Inc. †	482	24,235

Estee Lauder Cos., Inc. (The) Class A	6,200	345,526

Heineken Holding NV (Netherlands)	1,760	64,283

Henkel AG & Co. KGaA (Germany)	1,906	92,829

Herbalife, Ltd. (Cayman Islands) S	4,604	212,014

Inter Parfums, Inc.	1,352	19,239

Japan Tobacco, Inc. (Japan)	73	226,740

Kellogg Co.	2,100	105,630

Kerry Group PLC Class A (Ireland)	6,295	174,576

Kimberly-Clark Corp.	7,500	454,725

Koninklijke Ahold NV (Netherlands)	15,386	190,762

Leroy Seafood Group ASA (Norway)	677	12,449

Libbey, Inc. †	1,389	18,029

Lincoln Educational Services Corp. †	3,248	66,876

Loblaw Companies, Ltd. (Canada)	1,100	39,956

Marine Harvest (Norway)	74,583	49,454

McDonald’s Corp.	7,414	488,360

Metro AG (Germany)	878	44,688

National Presto Industries, Inc.	216	20,058

Nestle SA (Switzerland)	5,943	286,829

Nisshin Seifun Group, Inc. (Japan)	6,500	73,472

Nutreco Holding NV (Netherlands)	179	9,617

Oriflame Cosmetics SA SDR (Russia)	500	25,998

Papa John’s International, Inc. †	2,068	47,812

PepsiCo, Inc.	4,280	260,866

Philip Morris International, Inc.	14,996	687,417

Prestige Brands Holdings, Inc. †	5,824	41,234

Procter & Gamble Co. (The)	12,524	751,190

Rakuten, Inc. (Japan)	86	62,052

Reckitt Benckiser Group PLC (United Kingdom)	2,565	118,779

Putnam VT Global Asset Allocation Fund 7

COMMON STOCKS (45.4%)* cont.	Shares	Value

Consumer staples cont.
Ruth’s Hospitality Group, Inc. †	3,998	$16,712

Safeway, Inc.	8,580	168,683

Sara Lee Corp.	15,300	215,730

Spectrum Brands Holdings, Inc. †	1,617	41,007

SRA International, Inc. Class A †	1,198	23,565

Starbucks Corp.	9,600	233,280

SunOpta, Inc. (Canada) †	5,955	26,083

SUPERVALU, Inc.	9,600	104,064

Toyo Suisan Kaisha, Ltd. (Japan)	10,000	237,767

Unilever NV (Netherlands)	2,727	74,438

USANA Health Sciences, Inc. †	502	18,338

Walgreen Co.	12,600	336,420

WebMD Health Corp. Class A †	1,542	71,595

Wolseley PLC (United Kingdom) †	10,063	196,954

Yamazaki Baking Co., Inc. (Japan)	6,000	80,943

		9,234,570
Energy (4.2%)
Alpha Natural Resources, Inc. †	2,551	86,402

Apache Corp.	2,500	210,475

Areva SA (France)	31	12,880

Ballard Power Systems, Inc. (Canada) †	7,226	11,345

BG Group PLC (United Kingdom)	4,374	64,820

BP PLC (United Kingdom)	29,602	142,327

Cairn Energy PLC (United Kingdom) †	4,866	29,804

Cal Dive International, Inc. †	2,971	17,380

Cameron International Corp. †	4,500	146,340

Canadian Oil Sands Trust (Unit) (Canada)	694	17,622

Canadian Solar, Inc. (Canada) †	734	7,179

Chevron Corp.	14,201	963,680

China Coal Energy Co. (China)	25,000	31,349

China Shenhua Energy Co., Ltd. (China) †	3,500	12,693

China Sunergy Co., Ltd. ADR (China) †	1,280	4,582

Compagnie Generale de Geophysique-Veritas SA
(France) †	7,874	138,458

Complete Production Services, Inc. †	2,006	28,686

Connacher Oil and Gas, Ltd. (Canada) †	4,421	5,365

ConocoPhillips	9,248	453,984

CONSOL Energy, Inc.	3,655	123,393

Contango Oil & Gas Co. †	578	25,866

Covanta Holding Corp. †	2,423	40,198

E-Ton Solar Tech Co., Ltd. (Taiwan)	3,000	4,017

EDP Renovaveis SA (Spain) †	2,996	17,602

ENI SpA (Italy)	17,339	318,659

Evergreen Energy, Inc. †	30,577	3,241

Evergreen Solar, Inc. †	2,697	1,839

Exxon Mobil Corp.	26,804	1,529,704

Fersa Energias Renovables SA (Spain)	5,098	8,254

First Solar, Inc. †	528	60,102

FuelCell Energy, Inc. †	5,748	6,783

Gamesa Corp Tecnologica SA (Spain) †	2,567	22,056

Green Plains Renewable Energy, Inc. †	899	9,188

GT Solar International, Inc. †	1,164	6,518

Gushan Environmental Energy, Ltd. ADR (China) †	11,466	11,122

Halliburton Co.	7,278	178,675

Headwaters, Inc. †	2,333	6,626

Hess Corp.	5,867	295,345

Iberdrola Renovables SA (Spain)	7,810	24,427

COMMON STOCKS (45.4%)* cont.	Shares	Value

Energy cont.
Inpex Holdings, Inc. (Japan)	4	$22,212

JA Solar Holdings Co., Ltd. ADR (China) †	1,927	8,961

Magma Energy Corp. (Canada) †	2,725	3,410

Marathon Oil Corp.	7,359	228,791

Massey Energy Co.	95	2,598

Nabors Industries, Ltd. †	7,500	132,150

Nexen, Inc. (Canada)	3,747	73,815

Noble Corp. (Switzerland)	4,438	137,179

Nordex AG (Germany) †	1,769	16,033

Occidental Petroleum Corp.	7,195	555,094

Oil States International, Inc. †	3,066	121,352

Oilsands Quest, Inc. (Canada) †	3,790	2,312

OPTI Canada, Inc. (Canada) †	1,529	2,575

Patterson-UTI Energy, Inc.	10,600	136,422

Peabody Energy Corp.	3,688	144,311

Petroleo Brasileiro SA ADR (Brazil)	4,200	144,144

Petroleo Brasileiro SA ADR (Preference) (Brazil)	1,451	43,240

Petroleum Development Corp. †	2,660	68,149

Petroquest Energy, Inc. †	1,400	9,464

PNE Wind AG (Germany) †	1,911	4,630

Q-Cells AG (Germany) †	740	4,701

Ram Power Corp. (Canada) †	1,367	3,112

Repsol YPF SA (Spain)	2,721	55,038

Rosetta Resources, Inc. †	1,915	37,936

Rowan Cos., Inc. †	5,794	127,120

Royal Dutch Shell PLC Class B (United Kingdom)	10,891	263,977

Saipem SpA (Italy)	5,408	164,542

Sasol, Ltd. ADR (South Africa)	708	24,971

Schlumberger, Ltd.	5,900	326,506

Solar Millennium AG (Germany) † S	290	6,130

Solarfun Power Holdings Co., Ltd. ADR
(China) † S	1,380	9,343

South Australian Coal Corp. (acquired 3/28/08,
cost $28) (Australia) F ‡	456	39

Stallion Oilfield Holdings, Ltd.	688	10,320

StatoilHydro ASA (Norway)	17,059	329,456

Stone Energy Corp. †	3,351	37,397

Suncor Energy, Inc. (Canada)	936	27,556

Swift Energy Co. †	1,168	31,431

T-3 Energy Services, Inc. †	1,542	43,022

Technip SA (France)	625	35,627

Tesoro Corp.	12,200	142,374

TETRA Technologies, Inc. †	2,082	18,905

Theolia SA (France) † S	1,894	3,345

Tidewater, Inc.	1,008	39,030

Total SA (France)	1,226	54,625

Trina Solar, Ltd. ADR (China) †	826	14,273

Unit Corp. †	715	29,022

UTS Energy Corp. (Canada) †	3,327	6,448

Vaalco Energy, Inc. †	4,060	22,736

W&T Offshore, Inc.	1,957	18,513

Walter Energy, Inc.	3,551	216,078

Williams Cos., Inc. (The)	10,200	186,456

Yanzhou Coal Mining Co., Ltd. (China)	4,000	7,693

		9,233,550

8 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (45.4%)* cont.	Shares	Value

Financials (7.0%)
3i Group PLC (United Kingdom)	10,878	$42,920

ACE, Ltd.	917	47,207

AerCap Holdings NV (Netherlands) †	12,291	127,581

Affiliated Managers Group †	1,100	66,847

Aflac, Inc.	7,300	311,491

Agree Realty Corp. R	1,244	29,010

Allianz SE (Germany)	355	35,291

Allied World Assurance Company Holdings, Ltd.
(Bermuda)	2,808	127,427

American Capital Agency Corp. R	957	25,284

American Equity Investment Life Holding Co.	5,627	58,071

American Express Co.	8,200	325,540

American Safety Insurance Holdings, Ltd. †	2,016	31,692

Ameriprise Financial, Inc.	1,800	65,034

Anworth Mortgage Asset Corp. R	3,278	23,339

Apartment Investment & Management Co. Class A R	4,200	81,354

Ashford Hospitality Trust, Inc. † R	5,516	40,432

Aspen Insurance Holdings, Ltd. (Bermuda)	4,880	120,731

Assicurazioni Generali SpA (Italy)	11,921	208,264

Australia & New Zealand Banking Group, Ltd.
(Australia)	20,349	366,610

AXA SA (France)	5,917	89,839

Banca Monte dei Paschi di Siena SpA (Italy) †	55,892	63,354

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	1,729	17,858

Banco do Brasil SA (Brazil)	2,659	36,423

Banco Latinoamericano de Exportaciones SA Class E
(Panama)	4,485	56,018

Banco Popolare SC (Italy)	20,264	111,489

Banco Santander Brasil SA ADS (Brazil)	2,693	27,819

Banco Santander Central Hispano SA (Spain)	9,500	99,940

Bank of America Corp.	52,304	751,608

Bank of Baroda (India)	2,998	45,021

Bank of Hawaii Corp.	2,100	101,535

Bank of New York Mellon Corp. (The)	4,400	108,636

Bank of the Ozarks, Inc.	1,393	49,410

Bank Rakyat Indonesia (Indonesia)	26,500	26,766

Bankinter SA (Spain)	11,477	69,816

Bar Harbor Bankshares	393	9,813

Barclays PLC (United Kingdom)	102,504	406,828

Berkshire Hathaway, Inc. Class B †	6,000	478,140

BlackRock, Inc.	400	57,360

BNP Paribas SA (France)	5,908	315,815

Brookfield Properties Corp. R	2,759	38,804

Calamos Asset Management, Inc. Class A	2,293	21,279

Capital One Financial Corp.	1,900	76,570

Cardtronics, Inc. †	1,519	19,686

CB Richard Ellis Group, Inc. Class A †	11,500	156,515

CBL & Associates Properties, Inc. R	3,153	39,223

CFS Retail Property Trust (Australia) R	70,689	112,411

Cheung Kong Holdings, Ltd. (Hong Kong)	4,000	45,962

Chimera Investment Corp. R	18,700	67,507

China Construction Bank Corp. (China)	83,000	66,790

China Pacific Insurance Group Co., Ltd. (China) †	2,000	7,884

Citigroup, Inc. †	51,694	194,369

CNA Surety Corp. †	1,528	24,555

CNO Financial Group, Inc. †	4,208	20,830

Credit Agricole SA (France)	3,809	39,035

COMMON STOCKS (45.4%)* cont.	Shares	Value

Financials cont.
Credit Suisse Group (Switzerland)	4,973	$186,956

Danske Bank A/S (Denmark) †	7,127	137,032

DBS Group Holdings, Ltd. (Singapore)	34,500	334,878

Deutsche Boerse AG (Germany)	385	23,418

Dexus Property Group (Australia)	22,059	14,253

Digital Realty Trust, Inc. R	1,700	98,056

DnB NOR ASA (Norway)	5,045	48,610

Dollar Financial Corp. †	1,055	20,878

EFG Eurobank Ergasias (Greece) †	6,541	29,063

Endurance Specialty Holdings, Ltd. (Bermuda)	2,000	75,060

Evercore Partners, Inc. Class A	1,631	38,084

Everest Re Group, Ltd.	1,800	127,296

Financial Institutions, Inc.	1,621	28,789

First Bancorp	1,324	19,185

First Financial Bancorp	1,842	27,538

First Industrial Realty Trust † R	2,200	10,604

First Mercury Financial Corp.	1,303	13,786

Flagstone Reinsurance Holdings SA (Luxembourg)	2,953	31,951

Flushing Financial Corp.	2,835	34,672

Fortis (Belgium)	16,666	37,265

Franklin Resources, Inc.	1,100	94,809

Glimcher Realty Trust R	6,261	37,441

Goldman Sachs Group, Inc. (The)	2,953	387,640

Hang Lung Group, Ltd. (Hong Kong)	5,000	26,936

HRPT Properties Trust R	25,490	158,293

HSBC Holdings PLC
(London Exchange) (United Kingdom)	17,301	158,012

Hudson City Bancorp, Inc.	28,500	348,840

ING Groep NV (Netherlands) †	3,149	23,406

Insurance Australia Group, Ltd. (Australia)	18,802	53,677

International Bancshares Corp.	2,034	33,947

Investment Technology Group, Inc. †	3,560	57,174

Irish Life & Permanent PLC (Ireland) †	9,739	17,879

Japan Retail Fund Investment Corp. (Japan) R	28	34,011

Jones Lang LaSalle, Inc.	2,200	144,408

JPMorgan Chase & Co.	28,143	1,030,315

Kinnevik Investment AB Class B (Sweden)	13,400	215,036

Lexington Realty Trust R	4,656	27,983

Loews Corp.	4,000	133,240

LTC Properties, Inc. R	1,749	42,448

Maiden Holdings, Ltd. (Bermuda)	2,681	17,614

Merchants Bancshares, Inc.	749	16,643

MGIC Investment Corp. †	2,195	15,124

Mitsubishi UFJ Financial Group, Inc. (Japan)	4,700	21,287

Morgan Stanley	2,969	68,910

National Australia Bank, Ltd. (Australia)	1,015	19,676

National Bank of Canada (Canada)	1,008	51,635

National Bank of Greece SA (Greece) †	1,063	11,596

National Health Investors, Inc. R	1,839	70,912

Nelnet, Inc. Class A	3,344	64,472

NYSE Euronext	4,000	110,520

Och-Ziff Capital Management Group Class A	1,967	24,765

Ocwen Financial Corp. †	4,491	45,763

Old Mutual PLC (South Africa)	26,900	41,193

Omega Healthcare Investors, Inc. R	1,317	26,248

Oppenheimer Holdings, Inc. Class A	941	22,537

Putnam VT Global Asset Allocation Fund 9

COMMON STOCKS (45.4%)* cont.	Shares	Value

Financials cont.
ORIX Corp. (Japan)	890	$64,585

Oversea-Chinese Banking Corp., Ltd. (Singapore)	12,000	75,566

Park National Corp.	429	27,902

Pico Holdings, Inc. †	1,123	33,656

Ping An Insurance (Group) Co., of China, Ltd.
(China)	3,500	28,212

Platinum Underwriters Holdings, Ltd. (Bermuda)	717	26,020

PNC Financial Services Group, Inc.	2,900	163,850

Principal Financial Group	5,500	128,920

Protective Life Corp.	1,253	26,802

Prudential Financial, Inc.	2,500	134,150

Prudential PLC (United Kingdom)	5,297	39,745

PS Business Parks, Inc. R	863	48,138

Public Storage R	2,000	175,820

QBE Insurance Group, Ltd. (Australia)	716	10,935

Renhe Commercial Holdings Co., Ltd. (China)	156,000	32,330

Resolution, Ltd. (Guernsey)	42,937	40,435

Royal Bank of Canada (Canada)	857	40,877

Saul Centers, Inc. R	633	25,719

Sberbank RF (Russia)	10,000	23,985

Shinhan Financial Group Co., Ltd. (South Korea)	870	32,041

SLM Corp. †	9,200	95,588

Societe Generale (France)	967	39,381

Soho China, Ltd. (China)	82,500	47,741

Southside Bancshares, Inc.	1,398	27,457

State Street Corp.	1,282	43,357

Suffolk Bancorp	568	17,574

Sumitomo Mitsui Financial Group, Inc. (Japan)	2,200	62,051

Swiss Life Holding AG (Switzerland) †	1,198	114,695

SWS Group, Inc.	1,518	14,421

Toronto-Dominion Bank (Canada)	1,259	81,703

Transatlantic Holdings, Inc.	1,600	76,736

Travelers Cos., Inc. (The)	8,387	413,060

U.S. Bancorp	13,942	311,604

UniCredito Italiano SpA (Italy)	104,106	231,349

Universal Health Realty Income Trust R	408	13,109

Universal Insurance Holdings, Inc.	3,634	15,190

UOL Group, Ltd. (Singapore)	7,000	18,897

Uranium Participation Corp. (Canada) †	905	4,810

Urstadt Biddle Properties, Inc. Class A R	1,304	21,034

Waddell & Reed Financial, Inc. Class A	3,200	70,016

Wells Fargo & Co.	25,085	642,176

Westpac Banking Corp. (Australia)	14,931	264,611

Wilshire Bancorp, Inc.	2,317	20,274

Woori Finance Holdings Co., Ltd. (South Korea)	3,830	45,111

World Acceptance Corp. †	1,194	45,742

XL Capital, Ltd. Class A	7,800	124,878

Zurich Financial Services AG (Switzerland)	518	113,738

		15,136,788
Health care (5.3%)
Abbott Laboratories	9,600	449,088

Actelion NV (Switzerland) †	1,006	37,526

Aetna, Inc.	10,522	277,570

Affymetrix, Inc. †	525	3,098

AGA Medical Holdings, Inc. †	819	10,393

Alapis Holding Industrial and Commercial SA
(Greece) †	18,295	46,708

COMMON STOCKS (45.4%)* cont.	Shares	Value

Health care cont.
Alfresa Holdings Corp. (Japan)	1,600	$77,112

Allergan, Inc.	5,100	297,126

Alliance Imaging, Inc. †	6,472	26,147

Allscripts-Misys Healthcare Solutions, Inc. †	1,905	30,671

AMAG Pharmaceuticals, Inc. †	913	31,362

Amedisys, Inc. †	737	32,406

AmerisourceBergen Corp.	6,900	219,075

Amgen, Inc. †	11,463	602,954

AmSurg Corp. †	904	16,109

Amylin Pharmaceuticals, Inc. †	896	16,845

Assisted Living Concepts, Inc. Class A †	1,327	39,266

Astellas Pharma, Inc. (Japan)	2,800	93,554

AstraZeneca PLC (United Kingdom)	9,435	443,814

athenahealth, Inc. †	957	25,006

Auxilium Pharmaceuticals, Inc. †	559	13,137

Baxter International, Inc.	1,945	79,045

Beckman Coulter, Inc.	61	3,678

Bio-Rad Laboratories, Inc. Class A †	66	5,708

Biogen Idec, Inc. †	1,723	81,756

BioInvent International AB (Sweden) †	850	3,269

BioMarin Pharmaceuticals, Inc. †	838	15,888

Biotest AG (Preference) (Germany)	996	40,981

Biovail Corp. (Canada)	1,552	29,860

Bristol-Myers Squibb Co.	17,985	448,546

Brookdale Senior Living, Inc. †	4,162	62,430

Bruker BioSciences Corp. †	2,935	35,690

Cardinal Health, Inc.	7,700	258,797

Celera Corp.	616	4,035

Cephalon, Inc. †	4,396	249,473

Cepheid, Inc. †	262	4,197

Cerner Corp. †	575	43,637

Charles River Laboratories International, Inc. †	946	32,363

Coloplast A/S Class B (Denmark)	623	61,912

Compugen, Ltd. (Israel) †	838	2,791

Computer Programs & Systems, Inc.	565	23,120

Continucare Corp. †	5,377	18,013

Cooper Companies, Inc. (The)	879	34,975

Covidien PLC (Ireland)	1,139	45,765

Cubist Pharmaceuticals, Inc. †	906	18,664

Dendreon Corp. †	704	22,760

Eclipsys Corp. †	1,911	34,092

Eli Lilly & Co.	4,225	141,538

Emeritus Corp. †	2,615	42,651

Endo Pharmaceuticals Holdings, Inc. †	2,375	51,823

Ensign Group, Inc. (The)	362	5,980

Enzo Biochem, Inc. †	681	2,772

Enzon Pharmaceuticals, Inc. †	2,590	27,584

Exelixis, Inc. †	3,348	11,618

Forest Laboratories, Inc. †	2,125	58,289

Fujirebio, Inc. (Japan)	1,600	47,890

Gen-Probe, Inc. †	144	6,540

Genomic Health, Inc. †	215	2,780

Gentiva Health Services, Inc. †	1,647	44,485

Genzyme Corp. †	1,748	88,746

Gilead Sciences, Inc. †	9,200	315,376

GlaxoSmithKline PLC (United Kingdom)	18,130	307,592

10 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (45.4%)* cont.	Shares	Value

Health care cont.
Harvard Bioscience, Inc. †	1,056	$3,759

Health Management Associates, Inc. Class A †	24,383	189,456

HealthSouth Corp. †	1,354	25,333

HealthSpring, Inc. †	1,743	27,034

Helicos BioSciences Corp. †	4,770	2,120

Hi-Tech Pharmacal Co., Inc. †	1,130	25,888

Hospira, Inc. †	3,600	206,820

Human Genome Sciences, Inc. †	829	18,785

Humana, Inc. †	6,200	283,154

Illumina, Inc. †	208	9,054

Ironwood Pharmaceuticals, Inc. †	1,148	13,684

Jazz Pharmaceuticals, Inc. †	5,243	41,053

Johnson & Johnson	12,610	744,747

Kensey Nash Corp. †	1,141	27,053

Kindred Healthcare, Inc. †	2,825	36,273

Kinetic Concepts, Inc. †	1,604	58,562

King Pharmaceuticals, Inc. †	9,900	75,141

Laboratory Corp. of America Holdings †	2,000	150,700

LHC Group, Inc. †	575	15,956

Life Technologies Corp. †	206	9,734

Lincare Holdings, Inc. †	10,071	327,408

Magellan Health Services, Inc. †	1,043	37,882

Martek Biosciences Corp. †	2,329	55,221

McKesson Corp.	7,439	499,603

Medco Health Solutions, Inc. †	5,300	291,924

Medical Action Industries, Inc. †	2,502	29,999

Medicis Pharmaceutical Corp. Class A	2,289	50,083

Medtronic, Inc.	1,886	68,405

Merck & Co., Inc.	6,118	213,946

Mettler-Toledo International, Inc. †	71	7,926

Nanosphere, Inc. †	933	4,068

Nippon Shinyaku Co., Ltd. (Japan)	5,000	56,793

Novartis AG (Switzerland)	6,182	300,012

Obagi Medical Products, Inc. †	2,135	25,236

OraSure Technologies, Inc. †	5,610	25,974

Pall Corp.	721	24,781

Par Pharmaceutical Cos., Inc. †	3,351	86,992

PerkinElmer, Inc.	285	5,891

Perrigo Co.	3,100	183,117

Pfizer, Inc.	10,523	150,058

Providence Service Corp. (The) †	1,166	16,324

QIAGEN NV (Netherlands) †	367	7,054

Quality Systems, Inc.	581	33,692

Questcor Pharmaceuticals, Inc. †	2,742	27,996

Roche Holding AG (Switzerland)	2,314	317,855

Salix Pharmaceuticals, Ltd. †	662	25,838

Sanofi-Aventis (France)	3,841	231,889

Sciclone Pharmaceuticals, Inc. †	3,450	9,177

Sinovac Biotech, Ltd. (China) †	7,230	33,475

Sirona Dental Systems, Inc. †	501	17,455

Skilled Healthcare Group, Inc. Class A †	683	4,638

Somaxon Pharmaceuticals, Inc. †	2,373	8,543

Steris Corp.	1,088	33,815

Sun Healthcare Group, Inc. †	3,828	30,930

Suzuken Co., Ltd. (Japan)	4,000	133,830

Talecris Biotherapeutics Holdings Corp. †	601	12,681

COMMON STOCKS (45.4%)* cont.	Shares	Value

Health care cont.
Tanabe Seiyaku Co., Ltd. (Japan)	3,000	$45,647

Techne Corp.	102	5,860

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	803	41,748

Thermo Fisher Scientific, Inc. †	131	6,426

UCB SA (Belgium)	1,722	54,011

United Therapeutics Corp. †	573	27,968

UnitedHealth Group, Inc.	6,821	193,716

Valeant Pharmaceuticals International †	3,290	172,034

Vanda Pharmaceuticals, Inc. †	1,898	12,546

Viropharma, Inc. †	3,597	40,322

Waters Corp. †	89	5,758

West Pharmaceutical Services, Inc.	455	16,603

Young Innovations, Inc.	1,316	37,045

		11,620,577
Technology (7.8%)
3PAR, Inc. †	3,323	30,937

A123 Systems, Inc. †	785	7,403

Acme Packet, Inc. †	1,686	45,320

Acxiom Corp. †	1,568	23,034

Adobe Systems, Inc. †	2,079	54,948

Advanced Battery Technologies, Inc. †	3,130	10,266

Agilent Technologies, Inc. †	2,524	71,757

Akamai Technologies, Inc. †	3,832	155,464

Altek Corp. (Taiwan)	14,000	18,016

Amkor Technologies, Inc. †	2,384	13,136

Anixter International, Inc. †	1,288	54,869

ANSYS, Inc. †	614	24,910

Apple, Inc. †	4,572	1,149,995

ArcSight, Inc. †	1,681	37,638

ARRIS Group, Inc. †	2,987	30,438

Arrow Electronics, Inc. †	3,900	87,165

Asustek Computer, Inc. (Taiwan)	3,000	22,131

Autonomy Corp. PLC (United Kingdom) †	2,154	58,197

Avnet, Inc. †	5,267	126,987

Badger Meter, Inc.	654	25,303

Black Box Corp.	1,127	31,432

Blue Coat Systems, Inc. †	1,032	21,084

BMC Software, Inc. †	6,232	215,814

BYD Co., Ltd. (China)	5,500	40,541

CACI International, Inc. Class A †	458	19,456

Cavium Networks, Inc. †	2,523	66,077

Check Point Software Technologies, Ltd. (Israel) †	1,401	41,301

Checkpoint Systems, Inc. †	2,845	49,389

China BAK Battery, Inc. (China) †	4,400	7,656

Cirrus Logic, Inc. †	1,541	24,363

Cisco Systems, Inc. †	35,801	762,919

Citrix Systems, Inc. †	2,976	125,676

Compal Electronics, Inc. (Taiwan)	28,000	33,382

Computershare Ltd. (Australia)	12,138	107,769

Concur Technologies, Inc. †	1,997	85,232

Convergys Corp. †	13,294	130,414

CSG Systems International, Inc. †	3,466	63,532

DDi Corp. †	1,484	11,175

Dell, Inc. †	6,041	72,854

EMC Corp. †	6,137	112,307

Emdeon, Inc. Class A †	2,113	26,476

Ener1, Inc. †	2,786	9,417

Putnam VT Global Asset Allocation Fund 11

COMMON STOCKS (45.4%)* cont.	Shares	Value

Technology cont.
Energy Conversion Devices, Inc. †	984	$4,034

EnerSys †	2,555	54,600

Entegris, Inc. †	5,404	21,454

Epistar Corp. 144A GDR (Taiwan) F	297	3,882

F-Secure OYJ (Finland)	2,443	6,206

F5 Networks, Inc. †	2,781	190,693

Fair Isaac Corp.	1,100	23,969

Fairchild Semiconductor Intl.,, Inc. †	5,657	47,575

FEI Co. †	9,199	181,312

Fortinet, Inc. †	2,049	33,686

Fujitsu, Ltd. (Japan)	60,000	376,603

Garmin, Ltd.	635	18,529

Global Defense Technology & Systems, Inc. †	2,268	28,962

Google, Inc. Class A †	1,430	636,279

Greatbatch, Inc. †	823	18,361

GS Yuasa Corp. (Japan)	4,000	26,092

Harris Corp.	4,523	188,383

HealthStream, Inc. †	3,717	17,098

Hewlett-Packard Co.	16,159	699,362

Hitachi, Ltd. (Japan) †	70,000	253,624

IBM Corp.	10,872	1,342,475

Infospace, Inc. †	4,082	30,697

Ingram Micro, Inc. Class A †	6,700	101,773

Integrated Device Technology, Inc. †	11,400	56,430

Integrated Silicon Solutions, Inc. †	4,687	35,340

Intel Corp.	37,253	724,571

Intuit, Inc. †	3,931	136,681

Ixia †	2,232	19,173

JDS Uniphase Corp. †	11,744	115,561

Johnson Matthey PLC (United Kingdom)	5,077	112,535

Juniper Networks, Inc. †	3,487	79,573

LDK Solar Co., Ltd. ADR (China) †	1,710	8,841

Lexmark International, Inc. Class A †	1,264	41,750

LivePerson, Inc. †	3,771	25,869

Longtop Financial Technologies Ltd. ADR
(Hong Kong) †	2,371	76,820

Magma Design Automation, Inc. †	6,528	18,540

Mantech International Corp. Class A †	897	38,185

Marvell Technology Group, Ltd. †	7,400	116,624

McAfee, Inc. †	7,075	217,344

MEMC Electronic Materials, Inc. †	1,200	11,856

Microsoft Corp.	60,211	1,385,455

MicroStrategy, Inc. †	619	46,481

Minebea Co., Ltd. (Japan)	4,000	22,032

Motech Industries, Inc. (Taiwan)	3,000	9,054

Multi-Fineline Electronix, Inc. †	718	17,921

National Semiconductor Corp.	18,964	255,255

NCI, Inc. †	541	12,216

NCR Corp. †	10,472	126,921

NetApp, Inc. †	3,606	134,540

Netezza Corp. †	2,301	31,478

Netgear, Inc. †	1,365	24,352

NetSuite, Inc. †	1,955	24,711

Network Engines, Inc †	4,706	12,753

NVE Corp. †	385	16,759

Omnicell, Inc. †	2,168	25,344

COMMON STOCKS (45.4%)* cont.	Shares	Value

Technology cont.
ON Semiconductor Corp. †	14,600	$93,148

Open Text Corp. (Canada) †	1,100	41,294

Oracle Corp.	25,982	557,574

Pixart Imaging, Inc. (Taiwan)	4,000	22,183

Plantronics, Inc.	1,509	43,157

PMC - Sierra, Inc. †	3,695	27,786

Polycom, Inc. †	2,803	83,501

PV Crystalox Solar PLC (United Kingdom)	3,448	2,749

QLogic Corp. †	9,496	157,824

Qualcomm, Inc.	5,339	175,333

Quantum Corp. †	16,374	30,783

Quest Software, Inc. †	6,147	110,892

Renesola, Ltd. ADR (China) †	1,200	7,164

Renewable Energy Corp. AS (Norway) †	3,408	8,017

Roth & Rau AG (Germany) †	233	6,306

Saft Groupe SA (France)	454	13,782

SAIC, Inc. †	2,119	35,472

Salesforce.com, Inc. †	1,830	157,051

Sanmina-SCI Corp. †	2,476	33,698

Seagate Technology †	19,000	247,760

Shanda Games, Ltd. ADR (China) †	2,891	16,797

Silicon Graphics International Corp. †	6,877	48,689

Silicon Laboratories, Inc. †	1,050	42,588

Simplo Technology Co., Ltd. (Taiwan)	2,000	10,829

Skyworks Solutions, Inc. †	1,346	22,599

Skyworth Digital Holdings, Ltd. (China)	28,000	18,415

SMART Modular Technologies WWH, Inc. †	4,418	25,845

Solarworld AG (Germany)	637	7,047

Sourcefire, Inc. †	1,618	30,742

STMicroelectronics NV (France)	26,839	212,859

STMicroelectronics NV (NY Reg Shares) (France)	4,151	32,834

Super Micro Computer, Inc. †	2,310	31,185

Symantec Corp. †	28,792	399,633

Synchronoss Technologies, Inc. †	2,208	41,886

Tech Data Corp. †	4,469	159,186

TeleCommunication Systems, Inc. Class A †	4,203	17,400

Teradata Corp. †	5,300	161,544

Texas Instruments, Inc.	2,199	51,193

TIBCO Software, Inc. †	7,609	91,765

Tokyo Electron, Ltd. (Japan)	800	43,164

Trend Micro, Inc. (Japan)	1,000	26,935

TTM Technologies, Inc. †	5,551	52,735

Ultralife Batteries, Inc. †	1,420	6,106

Ultratech, Inc. †	1,242	20,207

Unisys Corp. †	2,358	43,599

United Online, Inc.	5,784	33,316

Valence Technology, Inc. †	5,600	4,032

Veeco Instruments, Inc. †	4,498	154,191

Venture Corp., Ltd. (Singapore)	6,000	38,105

VeriFone Systems, Inc. †	1,172	22,186

VeriSign, Inc. †	1,505	39,958

Vishay Intertechnology, Inc. †	13,800	106,812

VMware, Inc. Class A †	5,744	359,517

Volterra Semiconductor Corp. †	927	21,377

Watts Water Technologies, Inc. Class A	1,177	33,733

Websense, Inc. †	710	13,419

12 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (45.4%)* cont.	Shares	Value

Technology cont.
Western Union Co. (The)	6,454	$96,229

Wistron Corp. (Taiwan)	12,000	17,610

Xilinx, Inc.	5,900	149,034

Xyratex, Ltd. (Bermuda) †	2,542	35,969

Zix Corp. †	1,880	4,249

		16,993,787
Transportation (0.7%)
Alaska Air Group, Inc. †	1,221	54,884

CAI International, Inc. †	3,540	42,126

Central Japan Railway Co. (Japan)	26	213,927

Cintra Concesiones de Infraestructuras de
Transporte SA (Spain)	6,252	40,436

ComfortDelgro Corp., Ltd. (Singapore)	27,000	27,996

Con-way, Inc.	3,500	105,070

Deutsche Lufthansa AG (Germany) †	2,004	27,644

Deutsche Post AG (Germany)	2,078	30,178

DP World, Ltd. (United Arab Emirates)	57,662	25,371

FedEx Corp.	1,800	126,198

HUB Group, Inc. Class A †	1,529	45,885

Republic Airways Holdings, Inc. †	5,776	35,291

SembCorp Marine, Ltd. (Singapore)	29,000	79,368

Singapore Airlines, Ltd. (Singapore)	6,000	62,233

TAL International Group, Inc.	1,474	33,121

TNT NV (Netherlands)	2,789	70,375

UAL Corp. †	910	18,710

Union Pacific Corp.	2,600	180,726

United Parcel Service, Inc. Class B	1,900	108,091

US Airways Group, Inc. †	3,273	28,181

Wabtec Corp.	1,474	58,798

		1,414,609
Utilities and power (1.9%)
AES Corp. (The) †	16,300	150,612

Allegheny Energy, Inc.	5,400	111,672

American States Water Co.	467	15,476

Aqua America, Inc.	1,309	23,143

Atco, Ltd. Class I (Canada)	714	32,001

Babcock & Brown Wind Partners (Australia)	20,782	12,415

BKW FMB Energie AG (Switzerland)	242	15,205

California Water Service Group	423	15,101

Centrica PLC (United Kingdom)	18,955	83,563

CEZ AS (Czech Republic)	973	40,026

Chubu Electric Power, Inc. (Japan)	3,900	96,608

Cia de Saneamento Basico do Estado de Sao Paulo
ADR (Brazil)	923	38,157

Consolidated Water Co., Inc. (Cayman Islands)	553	6,293

Constellation Energy Group, Inc.	7,100	228,975

DTE Energy Co.	4,600	209,806

EDF (France)	879	33,442

EDF Energies Nouvelles SA (France)	314	10,642

Edison International	3,400	107,848

Enel SpA (Italy)	14,987	63,475

Energen Corp.	2,344	103,910

Energias de Portugal (EDP) SA (Portugal)	70,714	209,037

Entergy Corp.	411	29,436

Exelon Corp.	6,135	232,946

FirstEnergy Corp.	5,432	191,369

Fortum OYJ (Finland)	827	18,227

GDF Suez (France)	2,484	70,359

COMMON STOCKS (45.4%)* cont.	Shares	Value

Utilities and power cont.
Glow Energy PCL NVDR	17,600	$20,109

Guangdong Investment, Ltd. (China)	156,000	73,304

Hokkaido Electric Power Co., Inc. (Japan)	1,100	23,659

Hokuriku Electric Power Co. (Japan)	1,000	21,900

Huaneng Power International, Inc. (China) †	10,000	5,913

Integrys Energy Group, Inc.	4,000	174,960

International Power PLC (United Kingdom)	14,445	64,068

Kansai Electric Power, Inc. (Japan)	1,300	31,711

Kyushu Electric Power Co., Inc. (Japan)	1,100	24,645

National Grid PLC (United Kingdom)	32,851	242,263

NextEra Energy, Inc.	1,285	62,657

NiSource, Inc.	7,700	111,650

Ormat Technologies, Inc.	256	7,242

Pinnacle West Capital Corp.	4,200	152,712

PPL Corp.	7,800	194,610

Public Power Corp. SA (Greece) †	6,296	90,403

Public Service Enterprise Group, Inc.	1,462	45,804

Red Electrica Corp. SA (Spain)	3,531	126,365

Severn Trent PLC (United Kingdom)	1,635	29,865

Shikoku Electric Power Co., Inc. (Japan)	700	19,998

SJW Corp.	524	12,283

Southwest Water Co.	1,043	10,931

Terna SPA (Italy)	30,527	110,066

Toho Gas Co., Ltd. (Japan)	12,000	63,951

Tokyo Gas Co., Ltd. (Japan)	20,000	91,355

TransAlta Corp. (Canada)	299	5,547

UGI Corp.	3,300	83,952

Veolia Environnement (France)	1,669	39,029

		4,090,696

Total common stocks (cost $104,370,340)		$98,751,375

CORPORATE BONDS AND NOTES (18.0%)*	Principal amount	Value

Basic materials (1.5%)
Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013	$30,000	$30,193

Aleris International, Inc. company
guaranty sr. unsec. notes 9s,
2014 (In default) † ‡‡	55,000	411

AMH Holdings, Inc. sr. disc. unsec.
notes 11 1/4s, 2014	20,000	20,400

ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(Luxembourg)	110,000	137,262

Associated Materials, LLC/Associated Materials
Finance, Inc. company guaranty sr. notes
9 7/8s, 2016	55,000	58,988

BHP Billiton Finance USA, Ltd. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2019
(Canada)	70,000	83,947

Builders FirstSource, Inc. 144A company
guaranty sr. notes FRN 13s, 2016	24,000	24,540

Clondalkin Acquisition BV 144A company
guaranty sr. notes FRN 2.537s, 2013
(Netherlands)	75,000	64,875

Compass Minerals International, Inc. company
guaranty sr. unsec. notes 8s, 2019	60,000	61,313

Dow Chemical Co. (The) sr. unsec.
unsub. notes 8.55s, 2019	75,000	91,808

Dow Chemical Co. (The) sr. unsec.
unsub. notes 5.9s, 2015	45,000	49,177

Putnam VT Global Asset Allocation Fund 13

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount	Value

Basic materials cont.
E.I. du Pont de Nemours & Co. sr. unsec.
notes 5 7/8s, 2014	$15,000	$17,023

FMG Finance Pty Ltd. 144A sr. sec. notes 10 5/8s,
2016 (Australia)	100,000	110,000

Freeport-McMoRan Copper & Gold, Inc. sr. unsec.
notes 8 3/8s, 2017	352,000	387,200

Georgia-Pacific, LLC sr. unsec.
unsub. notes 8 1/8s, 2011	30,000	31,238

Georgia-Pacific, LLC 144A company
guaranty sr. unsec. notes 7s, 2015	15,000	15,150

Glencore Funding LLC 144A company
guaranty sr. unsec. unsub. notes 6s, 2014	380,000	380,070

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty 9 3/4s, 2014	44,000	41,580

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 7 7/8s, 2014	10,000	9,650

Huntsman International, LLC 144A
sr. sub. notes 8 5/8s, 2020	25,000	23,125

International Paper Co. bonds 7.95s, 2018	80,000	95,247

Jefferson Smurfit Corp. company guaranty 8 1/4s,
2012 (In default) †	10,000	7,825

Jefferson Smurfit 8 1/4s, 2012 (Escrow)	10,000	—

LBI Escrow Corp. 144A sr. notes 8s, 2017	130,000	133,900

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019	50,000	62,573

Lyondell Chemical Co. sr. notes 11s, 2018	105,000	112,613

Metals USA, Inc. company guaranty sr. unsec.
notes 11 1/8s, 2015	20,000	21,000

Momentive Performance Materials, Inc. company
guaranty sr. notes 12 1/2s, 2014	55,000	59,950

Momentive Performance Materials, Inc. company
guaranty sr. unsec. notes 9 3/4s, 2014	45,000	42,525

Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016	20,000	21,601

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014	45,000	40,838

NewPage Holding Corp. sr. unsec. unsub. notes FRN
7.527s, 2013 ‡‡	16,100	1,691

Novelis, Inc. company guaranty sr. unsec.
notes 11 1/2s, 2015	95,000	99,275

Novelis, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2015	60,000	57,900

Rio Tinto Finance USA LTD company
guaranty sr. unsec. notes 9s, 2019 (Australia)	22,000	28,870

Rio Tinto Finance USA LTD sr. unsec.
notes 5 7/8s, 2013 (Australia)	72,000	78,778

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes company
guaranty sr. unsec. notes 8.95s, 2014
(Australia)	25,000	30,323

Rohm & Haas Co. sr. unsec. unsub. notes
7.85s, 2029	100,000	108,749

Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)	90,000	88,875

Smurfit-Stone Container Corp. sr. unsec.
unsub. notes 8 3/8s, 2012 (In default) †	5,000	3,888

Solutia, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2017	50,000	52,000

Solutia, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2020	25,000	24,938

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	30,000	31,050

CORPORATE BONDS AND NOTES (18.0%)* cont.		Principal amount	Value

Basic materials cont.
Steel Dynamics, Inc. sr. unsec.
unsub. notes 7 3/4s, 2016		$45,000	$45,225

Steel Dynamics, Inc. 144A company
guaranty sr. unsec. notes 7 5/8s, 2020		20,000	19,900

Stone Container Corp. 8 3/8s, 2012 (Escrow) F		5,000	—

Teck Resources, Ltd. sr. notes 10 3/4s, 2019
(Canada)		20,000	24,506

Teck Resources, Ltd. sr. notes 10 1/4s, 2016
(Canada)		90,000	106,200

Teck Resources, Ltd. sr. notes 9 3/4s, 2014
(Canada)		30,000	35,454

Tube City IMS Corp. company guaranty sr. unsec.
sub. notes 9 3/4s, 2015		40,000	38,700

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty Ser. B, 11 3/8s, 2016		25,000	21,313

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty sr. sec. notes FRN Ser. B,
4.094s, 2014		70,000	60,025

Verso Paper Holdings, LLC/Verso Paper, Inc.
sr. notes 11 1/2s, 2014		35,000	37,713

Xstrata Finance Canada, Ltd. 144A company
guaranty 5.8s, 2016 (Canada)		35,000	37,520

			3,268,915
Capital goods (0.7%)
ACCO Brands Corp. company
guaranty sr. notes 10 5/8s, 2015		30,000	32,550

Allied Waste North America, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2017		100,000	109,000

Altra Holdings, Inc. 144A sr. notes 8 1/8s, 2016		70,000	69,388

BBC Holding Corp. sr. notes 8 7/8s, 2014		110,000	105,875

Berry Plastics Corp. 144A sr. notes 9 1/2s, 2018		35,000	32,025

Boeing Capital Corp. sr. unsec.
unsub. notes 4.7s, 2019		125,000	134,393

Case New Holland, Inc. 144A sr. notes 7 7/8s,
2017 (Netherlands)		30,000	30,225

Cleaver-Brooks, Inc. 144A sr. notes 12 1/4s, 2016		45,000	43,763

DynCorp International, Inc. 144A sr. unsec.
notes 10 3/8s, 2017		20,000	20,050

General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 5 1/4s, 2014		40,000	44,764

John Deere Capital Corp. notes Ser. MTN, 5 1/4s,
2012		65,000	70,488

Kratos Defense & Security Solutions, Inc. 144A
sr. notes 10s, 2017		50,000	50,750

Legrand SA unsec. unsub. debs. 8 1/2s, 2025
(France)		164,000	198,747

Mueller Water Products, Inc. company
guaranty sr. unsec. notes 7 3/8s, 2017		70,000	61,425

Owens-Brockway Glass Container, Inc.
company guaranty 6 3/4s, 2014	EUR	50,000	60,583

Pitney Bowes, Inc. sr. unsec.
unsub. notes Ser. MTN, 5 1/4s, 2037		$50,000	50,583

Ryerson Holding Corp. 144A sr. disc.
notes zero %, 2015		70,000	30,888

Ryerson Tull, Inc. company guaranty sr. sec.
notes 12s, 2015		89,000	91,003

TD Funding Corp. 144A company
guaranty sr. sub. notes 7 3/4s, 2014		50,000	50,000

Tenneco, Inc. company guaranty 8 5/8s, 2014		35,000	35,306

Tenneco, Inc. company guaranty sr. unsec.
notes 8 1/8s, 2015		20,000	20,100

14 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.0%)* cont.		Principal amount	Value

Capital goods cont.
Thermadyne Holdings Corp. company
guaranty sr. unsec. sub. notes 11 1/2s, 2014		$45,000	$45,563

Thermon Industries, Inc. 144A company
guaranty sr. notes 9 1/2s, 2017		50,000	50,750

Transdigm, Inc. company guaranty sr. unsec.
sub. notes 7 3/4s, 2014		45,000	45,113

United Technologies Corp. sr. unsec.
notes 5 3/8s, 2017		107,000	122,635

			1,605,967
Communication services (2.3%)
Adelphia Communications Corp. zero %, 2010
(Escrow)		55,000	693

American Tower Corp. sr. unsec. notes 7s, 2017		40,000	44,600

Angel Lux Common Sarl sec.
notes Ser. REGS, 8 1/4s, 2016 (Denmark)	EUR	135,000	172,316

Angel Lux Common Sarl 144A sr. sec.
bond 8 7/8s, 2016 (Denmark)		$75,000	77,063

Angel Lux Common Sarl 144A sr.
sec. notes FRN 6.399s, 2016 (Denmark)	EUR	80,163	95,746

AT&T Wireless Services, Inc. sr. notes
8 3/4s, 2031		$28,000	38,438

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		30,000	32,553

Bellsouth Capital Funding unsec. notes
7 7/8s, 2030		42,000	51,481

British Telecommunications PLC notes 8 3/8s, 2010
(United Kingdom)		94,000	97,217

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020		15,000	15,188

Cablevision Systems Corp. sr. unsec.
unsub. notes 7 3/4s, 2018		25,000	25,000

Cablevision Systems Corp. 144A sr. notes
8 5/8s, 2017		80,000	81,600

CCH II, LLC sr. notes 13 1/2s, 2016		177,895	207,248

CCO Holdings LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. notes 7 7/8s, 2018		20,000	20,100

CenturyTel, Inc. sr. unsec. unsub. notes Ser. L,
7 7/8s, 2012		105,000	115,217

Cequel Communications Holdings I LLC/Cequel
Capital Corp.Capital Corp. 144A
sr. notes 8 5/8s, 2017		50,000	49,813

Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		20,000	18,750

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 3/4s, 2018		50,000	45,500

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company
guaranty sr. notes 12s, 2015		110,000	109,038

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037		156,000	177,454

Cox Communications, Inc. 144A notes 5 7/8s, 2016		82,000	91,283

Cricket Communications, Inc. company
guaranty 9 3/8s, 2014		40,000	40,600

Cricket Communications, Inc. company
guaranty sr. unsec. unsub. notes 10s, 2015		110,000	114,950

Crown Castle International Corp. sr. unsec.
notes 7 1/8s, 2019		45,000	43,988

CSC Holdings LLC sr. unsec. unsub. notes
8 1/2s, 2014		10,000	10,425

CSC Holdings, Inc. sr. notes 6 3/4s, 2012		1,000	1,035

Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Germany)		143,000	184,713

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount	Value

Communication services cont.
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s,
2015 (Jamaica)	$100,000	$97,750

France Telecom notes 7 3/4s, 2011 (France)	84,000	87,654

Frontier Communications Corp. 144A
sr. notes 8 1/2s, 2020	70,000	70,175

Frontier Communications Corp. 144A
sr. notes 8 1/4s, 2017	50,000	50,188

Intelsat Bermuda, Ltd. company
guaranty sr. unsec. notes 11 1/4s, 2017
(Luxembourg)	255,000	258,188

Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/4s, 2015
(Luxembourg)	10,000	9,950

Intelsat Jackson Holding Co. company
guaranty sr. unsec. notes 11 1/4s, 2016
(Bermuda)	105,000	112,350

Level 3 Financing, Inc. company guaranty
9 1/4s, 2014	115,000	104,363

Level 3 Financing, Inc. company guaranty
8 3/4s, 2017	25,000	21,625

Mediacom LLC/Mediacom Capital Corp. sr. unsec.
notes 9 1/8s, 2019	45,000	43,425

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014	115,000	118,450

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016	90,000	94,725

PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015	15,000	14,588

PAETEC Holding Corp. 144A company
guaranty sr. notes 8 7/8s, 2017	40,000	40,000

Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	15,000	15,038

Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	145,000	155,513

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	25,000	24,000

Rogers Wireless, Inc. sec. notes 6 3/8s, 2014
(Canada)	93,000	105,589

SBA Telecommunications, Inc. 144A company
guaranty sr. notes 8 1/4s, 2019	5,000	5,263

SBA Telecommunications, Inc. 144A company
guaranty sr. notes 8s, 2016	75,000	77,625

Sprint Capital Corp. company guaranty 6 7/8s, 2028	215,000	178,450

Sprint Nextel Corp. sr. notes 8 3/8s, 2017	90,000	90,000

TCI Communications, Inc. company guaranty
7 7/8s, 2026	36,000	43,285

TCI Communications, Inc. debs. 9.8s, 2012	42,000	46,988

Telefonica Europe BV company guaranty 7 3/4s,
2010 (Spain)	84,000	85,051

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 8 1/4s, 2014	120,000	141,866

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2039	25,000	27,618

Valor Telecommunications
Enterprises LLC/Finance Corp. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2015	3,000	3,060

Verizon Communications, Inc. sr. unsec.
unsub. notes 8 3/4s, 2018	162,000	211,876

Verizon Global Funding Corp. notes 7 3/4s, 2030	30,000	37,385

Verizon New England, Inc. sr. notes 6 1/2s, 2011	82,000	86,600

Verizon New Jersey, Inc. debs. 8s, 2022	45,000	54,714

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	50,000	59,334

Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	30,000	31,664

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount		Value

Communication services cont.
Verizon Wireless, Inc. sr. unsec.
unsub. notes 5.55s, 2014		$100,000	$112,115

Virgin Media Finance PLC 144A company
guaranty sr. notes 7s, 2018
(United Kingdom)	GBP	65,000	94,793

West Corp. company guaranty 9 1/2s, 2014		$70,000	70,350

Wind Acquisition Finance SA 144A
sr. notes 11 3/4s, 2017 (Netherlands)		100,000	102,500

Windstream Corp. company guaranty 8 5/8s, 2016		120,000	120,900

Windstream Corp. company guaranty 8 1/8s, 2013		5,000	5,169

			5,072,186
Consumer cyclicals (3.4%)
Affinion Group, Inc. company guaranty
11 1/2s, 2015		35,000	36,750

Affinion Group, Inc. company guaranty
10 1/8s, 2013		55,000	56,375

Affinity Group, Inc. sr. sub. notes 9s, 2012		50,000	37,313

Allison Transmission 144A company guaranty
11s, 2015		50,000	52,375

Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 11 1/4s, 2015 ‡‡		66,500	69,991

AMC Entertainment, Inc. company guaranty 11s, 2016		60,000	63,000

AMC Entertainment, Inc. sr. sub. notes 8s, 2014		20,000	19,250

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 5 1/4s, 2014		100,000	84,000

American Casino & Entertainment Properties LLC
sr. notes 11s, 2014		45,000	42,750

American Media Operations, Inc. 144A
sr. sub. notes 14s, 2013 ‡‡		36,474	23,343

American Media Operations, Inc. 144A sr. unsec.
notes 9s, 2013 ‡‡		3,020	1,933

Ameristar Casinos, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014		55,000	57,613

Aramark Corp. company guaranty 8 1/2s, 2015		60,000	60,600

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018		15,000	14,775

Beazer Homes USA, Inc. company
guaranty sr. unsec. unsub. notes 9 1/8s, 2018		25,000	23,313

Belo Corp. sr. unsec. unsub. notes 8s, 2016		10,000	10,275

Bon-Ton Stores, Inc. (The) company
guaranty 10 1/4s, 2014		60,000	58,950

Building Materials Corp. 144A company
guaranty sr. notes 7 1/2s, 2020		40,000	38,800

Building Materials Corp. 144A sr. notes 7s, 2020		45,000	44,550

Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014		55,000	56,925

Cengage Learning Acquisitions, Inc. 144A
sr. notes 10 1/2s, 2015		65,000	60,450

Cenveo Corp. company guaranty sr. notes
8 7/8s, 2018		35,000	33,600

Cenveo Corp. 144A company guaranty sr. unsec.
notes 10 1/2s, 2016		50,000	50,875

Cinemark, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2019		25,000	25,125

Clear Channel Communications, Inc. company
guaranty unsec. unsub. notes 10 3/4s, 2016		40,000	28,100

Clear Channel Worldwide Holdings, Inc. 144A
company guaranty sr. unsec. unsub. notes Ser. B,
9 1/4s, 2017		115,000	115,575

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017		95,000	98,800

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount	Value

Consumer cyclicals cont.
DaimlerChrysler NA Holding Corp. company
guaranty 6 1/2s, 2013 (Germany)	$5,000	$5,596

DaimlerChrysler NA Holding Corp. company
guaranty unsec. unsub. notes Ser. MTN, 5 3/4s,
2011 (Germany)	117,000	121,837

Dana Corp. sr. notes 5.85s, 2015
(Escrow) (acquired 4/24/08,
cost $25) (In default) F † ‡	55,000	—

DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016	25,000	27,156

DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015	25,000	25,875

DIRECTV Holdings, LLC company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	40,000	43,695

DISH DBS Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019	85,000	88,400

Dollar General Corp. company guaranty sr. unsec.
notes 10 5/8s, 2015	10,000	10,938

Echostar DBS Corp. company guaranty 6 5/8s, 2014	5,000	5,000

Echostar DBS Corp. sr. notes 6 3/8s, 2011	35,000	36,138

Federated Retail Holdings, Inc. company
guaranty sr. unsec. notes 5.9s, 2016	45,000	45,225

FelCor Lodging LP company guaranty sr. notes 10s,
2014 R	80,000	83,600

Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	40,000	42,100

Ford Motor Credit Co., LLC sr. unsec.
notes 8 1/8s, 2020	100,000	102,000

Goodman Global Group, Inc. 144A sr. disc.
notes zero %, 2014	105,000	64,050

Goodman Global, Inc. company guaranty sr. unsec.
sub. notes 13 1/2s, 2016	30,000	33,000

Goodyear Tire & Rubber Co. (The) sr. unsec.
notes 10 1/2s, 2016	60,000	65,250

Gray Television, Inc. 144A company
guaranty sr. notes 10 1/2s, 2015	50,000	48,500

Hanesbrands, Inc. company guaranty sr. unsec.
notes FRN Ser. B, 4.121s, 2014	115,000	108,819

Harrah’s Operating Co., Inc. sr. notes
11 1/4s, 2017	210,000	221,025

Harrahs Operating Corp., Inc. 144A sr. sec.
notes 12 3/4s, 2018	20,000	19,100

Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016	110,000	122,431

Interpublic Group of Companies, Inc. (The)
sr. unsec. notes 10s, 2017	40,000	44,100

Isle of Capri Casinos, Inc. company guaranty
7s, 2014	51,000	45,900

Jarden Corp. company guaranty sr. unsec.
sub. notes 7 1/2s, 2017	115,000	112,700

KB Home company guaranty 6 3/8s, 2011	49,000	49,735

Lamar Media Corp. 144A sr. sub. notes 7 7/8s, 2018	15,000	14,963

Lear Corp. company guaranty sr. unsec. bond
7 7/8s, 2018	10,000	10,025

Lear Corp. company guaranty sr. unsec.
notes 8 1/8s, 2020	80,000	80,200

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016	163,000	171,558

Lennar Corp. 144A company guaranty sr. unsec.
notes 6.95s, 2018	60,000	52,200

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	65,000	67,275

Liberty Media Corp. debs. 8 1/4s, 2030	50,000	46,000

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020	$20,000	$20,125

M/I Schottenstein Homes, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2012	70,000	69,300

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2011	695,000	709,769

Mashantucket Western Pequot Tribe 144A
bonds 8 1/2s, 2015 (In default) †	40,000	6,100

McClatchy Co. (The) 144A company
guaranty sr. notes 11 1/2s, 2017	45,000	45,675

Meritage Homes Corp. company guaranty 6 1/4s, 2015	62,000	58,590

Meritage Homes Corp. 144A company
guaranty sr. unsec. unsub. notes 7.15s, 2020	5,000	4,475

MGM Mirage, Inc. company guaranty 8 1/2s, 2010	7,000	7,000

MGM Mirage, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2015	20,000	15,750

MGM Mirage, Inc. sr. notes 10 3/8s, 2014	5,000	5,438

MGM Mirage, Inc. sr. notes 6 3/4s, 2012	95,000	88,350

MGM Mirage, Inc. 144A sr. notes 9s, 2020	10,000	10,275

Michaels Stores, Inc. company guaranty
11 3/8s, 2016	30,000	31,200

Michaels Stores, Inc. company guaranty 10s, 2014	50,000	51,625

MTR Gaming Group, Inc. company
guaranty sr. notes 12 5/8s, 2014	60,000	60,150

National Money Mart Co. 144A company
guaranty sr. notes 10 3/8s, 2016 (Canada)	40,000	40,600

Navistar International Corp. sr. notes
8 1/4s, 2021	75,000	76,125

Neiman-Marcus Group, Inc. company
guaranty sr. unsec. notes 9s, 2015 ‡‡	137,490	137,834

News America Holdings, Inc. company
guaranty 7 3/4s, 2024	50,000	60,771

News America Holdings, Inc. debs. 7 3/4s, 2045	100,000	122,654

Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	10,000	10,225

Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc.
notes stepped-coupon zero % (12 1/2s, 8/1/11),
2016 ††	120,000	114,300

Omnicom Group, Inc. sr. notes 5.9s, 2016	30,000	34,103

Owens Corning, Inc. company guaranty unsec.
unsub. notes 9s, 2019	115,000	133,113

Penn National Gaming, Inc. sr. unsec.
sub. notes 8 3/4s, 2019	25,000	25,688

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. sub. notes 7 1/2s, 2015	70,000	65,625

Pinnacle Entertainment, Inc. 144A
sr. notes 8 5/8s, 2017	5,000	5,150

Pinnacle Entertainment, Inc. 144A
sr. sub. notes 8 3/4s, 2020	5,000	4,631

QVC Inc. 144A sr. notes 7 3/8s, 2020	25,000	24,313

Realogy Corp. company guaranty sr. notes 11s,
2014 ‡‡	5,605	4,680

Realogy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	155,000	131,363

Reddy Ice Corp. 144A sr. notes 11 1/4s, 2015	40,000	41,200

Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016	55,000	52,525

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	15,000	15,038

Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016	54,000	59,670

CORPORATE BONDS AND NOTES (18.0%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		$5,000	$5,313

Standard Pacific Corp. company
guaranty sr. notes 10 3/4s, 2016		60,000	64,200

Standard Pacific Corp. company
guaranty sr. notes 8 3/8s, 2018		20,000	19,000

Standard Pacific Corp. company
guaranty sr. unsec. unsub. notes 7s, 2015		15,000	13,875

Standard Pacific Corp. company
guaranty sr. unsec. unsub. notes 6 1/4s, 2014		20,000	18,550

Staples, Inc. sr. unsec. notes 9 3/4s, 2014		70,000	85,867

Station Casinos, Inc. sr. notes 6s,
2012 (In default) †		90,000	5,344

THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. notes 11s, 2013		90,155	93,987

Time Warner, Inc. company guaranty sr. unsec.
unsub. notes 4 7/8s, 2020		15,000	15,430

Time Warner, Inc. debs. 9.15s, 2023		40,000	53,852

Time Warner, Inc. debs. 9 1/8s, 2013		125,000	145,482

Toys R Us Property Co., LLC 144A company
guaranty sr. unsec. notes 10 3/4s, 2017		120,000	131,100

Travelport LLC company guaranty 11 7/8s, 2016		10,000	10,100

Travelport LLC company guaranty 9 7/8s, 2014		45,000	45,113

Trump Entertainment Resorts, Inc. sec.
notes 8 1/2s, 2015 (In default) †		80,000	200

TRW Automotive, Inc. 144A company
guaranty sr. unsec. unsub. notes
6 3/8s, 2014	EUR	50,000	58,717

Umbrella Acquisition, Inc. 144A company
guaranty sr. unsec. unsub. notes 9 3/4s, 2015 ‡‡		$123,232	102,591

United Auto Group, Inc. company guaranty
7 3/4s, 2016		65,000	61,100

Universal City Development Partners, Ltd. 144A
sr. notes 8 7/8s, 2015		90,000	90,450

Vertis, Inc. company guaranty sr. notes
13 1/2s, 2014 ‡‡		41,232	17,214

Viacom, Inc. unsec. sr. company guaranty
7 7/8s, 2030		55,000	63,680

Visant Corp. company guaranty sr. unsec.
sub. notes 7 5/8s, 2012		40,000	40,000

Visteon Corp. sr. unsec. unsub. notes 7s, 2014		20,000	21,800

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037		142,000	171,973

WMG Acquisition Corp. company guaranty sr. sec.
notes 9 1/2s, 2016		70,000	74,550

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
1st mtge. Ser. EXCH, 6 5/8s, 2014		46,000	46,115

XM Satellite Radio, Inc. 144A company
guaranty sr. unsec. notes 13s, 2013		110,000	120,175

Yankee Acquisition Corp. company
guaranty sr. notes Ser. B, 8 1/2s, 2015		85,000	85,956

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		80,000	85,700

Young Broadcasting, Inc. company
guaranty sr. unsec. sub. notes 10s,
2011 (In default) †		30,000	18

			7,370,679
Consumer staples (1.5%)
Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 8 1/2s, 2013		75,000	87,662

Anheuser-Busch InBev Worldwide, Inc. company
guaranty unsec. unsub. notes 5 3/8s, 2020
(Belgium)		60,000	64,656

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS AND NOTES (18.0%)* cont.		Principal amount	Value

Consumer staples cont.
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019		$50,000	$60,688

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 7 3/4s, 2016		30,000	28,013

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 7 5/8s, 2014		90,000	86,625

Avis Budget Car Rental, LLC 144A company
guaranty sr. notes 9 5/8s, 2018		10,000	10,100

Campbell Soup Co. debs. 8 7/8s, 2021		50,000	70,961

Central Garden & Pet Co. sr. sub. notes
8 1/4s, 2018		55,000	54,519

Chiquita Brands International, Inc.
sr. notes 7 1/2s, 2014		40,000	39,200

Chiquita Brands International, Inc. sr. unsec.
unsub. notes 8 7/8s, 2015		5,000	4,963

Claire’s Stores, Inc. 144A company
guaranty sr. unsec. notes 9 5/8s,
2015 (In default) † ‡‡		30,200	25,783

ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010		17,000	17,217

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016		60,000	60,525

CVS Caremark Corp. sr. unsec. FRN 6.302s, 2037		38,000	34,010

CVS Caremark Corp. 144A company
guaranty notes 7.507s, 2032		79,504	90,527

Dean Foods Co. company guaranty 7s, 2016		30,000	28,050

Delhaize Group company guaranty sr. unsec. bond
5 7/8s, 2014 (Belgium)		50,000	55,797

Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)		65,000	73,511

Diageo PLC company guaranty 8s, 2022 (Canada)		40,000	50,689

Dole Food Co. 144A sr. sec. notes 8s, 2016		60,000	60,150

Dole Food Co., Inc. sr. notes 13 7/8s, 2014		13,000	15,243

Elizabeth Arden, Inc. company guaranty
7 3/4s, 2014		75,000	74,438

Games Merger Corp. 144A sr. notes 11s, 2018		65,000	65,488

General Mills, Inc. sr. unsec. notes 5.65s, 2019		25,000	28,395

Great Atlantic & Pacific Tea Co. 144A
sr. notes 11 3/8s, 2015		15,000	12,488

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013		76,000	83,365

Hertz Corp. company guaranty 8 7/8s, 2014		130,000	131,625

Hertz Holdings Netherlands BV 144A
sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	50,000	60,830

JBS USA LLC/JBS USA Finance, Inc.
sr. notes 11 5/8s, 2014		$55,000	61,669

Kraft Foods, Inc. sr. unsec. unsub. notes
6 1/2s, 2040		145,000	160,714

Kroger Co. company guaranty 6.4s, 2017		137,000	159,468

Libbey Glass, Inc. 144A sr. notes 10s, 2015		20,000	20,700

McDonald’s Corp. sr. unsec. bond 6.3s, 2037		51,000	61,287

McDonald’s Corp. sr. unsec. notes 5.7s, 2039		59,000	66,510

Michael Foods, Inc. 144A sr. notes 9 3/4s, 2018		10,000	10,275

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018		58,000	74,992

Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015		75,000	76,500

Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 8 1/4s, 2018		30,000	30,225

Revlon Consumer Products 144A company
guaranty sr. notes 9 3/4s, 2015		90,000	92,250

Rite Aid Corp. company guaranty sr. notes
7 1/2s, 2017		40,000	35,400

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount	Value

Consumer staples cont.
Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2017	$108,000	$85,590

RSC Equipment Rental, Inc. 144A sr. sec.
notes 10s, 2017	20,000	21,450

Smithfield Foods, Inc. 144A sr. sec. notes
10s, 2014	85,000	94,138

Spectrum Brands, Inc. sr. unsec. sub. bonds 12s,
2019 ‡‡	16,956	18,482

Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018	25,000	25,781

Supervalu, Inc. sr. unsec. notes 7 1/2s, 2014	40,000	40,000

Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014	45,000	52,425

Universal Corp. notes Ser. MTNC, 5.2s, 2013	460,000	479,679

Wendy’s/Arby’s Restaurants LLC company
guaranty sr. unsec. unsub. notes 10s, 2016	85,000	88,400

		3,231,453
Energy (1.4%)
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013	115,000	115,288

ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015	20,000	14,500

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2017	75,000	69,000

Chesapeake Energy Corp. sr. unsec. notes
7 5/8s, 2013	45,000	47,250

Complete Production Services, Inc. company
guaranty 8s, 2016	65,000	63,538

Compton Petroleum Corp. company guaranty 7 5/8s,
2013 (Canada)	95,000	76,000

Comstock Resources, Inc. sr. notes 6 7/8s, 2012	40,000	39,700

Connacher Oil and Gas, Ltd. 144A sec.
notes 10 1/4s, 2015 (Canada)	60,000	59,250

CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 8 1/4s, 2020	90,000	93,825

CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 8s, 2017	50,000	51,625

Crosstex Energy/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018	55,000	54,931

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 8 1/4s, 2020	40,000	41,850

Denbury Resources, Inc. sr. sub. notes
7 1/2s, 2015	50,000	50,500

Ferrellgas LP/Ferrellgas Finance Corp.
sr. notes 6 3/4s, 2014	110,000	107,800

Forest Oil Corp. sr. notes 8s, 2011	65,000	67,600

Gaz Capital SA 144A sr. unsec. 6.51s, 2022
(Russia)	100,000	96,350

Helix Energy Solutions Group, Inc. 144A
sr. unsec. notes 9 1/2s, 2016	110,000	101,200

Hercules Offshore, Inc. 144A sr. notes
10 1/2s, 2017	25,000	22,188

Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	10,000	8,925

Inergy LP/Inergy Finance Corp. company
guaranty sr. unsec. notes 8 3/4s, 2015	20,000	20,350

Inergy LP/Inergy Finance Corp. sr. unsec.
notes 6 7/8s, 2014	95,000	93,575

International Coal Group, Inc. sr. notes
9 1/8s, 2018	45,000	45,000

Key Energy Services, Inc. company
guaranty sr. unsec. unsub. notes 8 3/8s, 2014	70,000	69,563

18 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount	Value

Energy cont.
Massey Energy Co. company guaranty sr. unsec.
notes 6 7/8s, 2013	$105,000	$102,506

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	15,000	16,006

Newfield Exploration Co. sr. sub. notes
6 5/8s, 2016	30,000	29,850

Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014	55,000	55,344

Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	35,000	41,551

Offshore Logistics, Inc. company guaranty 6 1/8s,
2013	35,000	34,475

OPTI Canada, Inc. company guaranty sr. sec.
notes 8 1/4s, 2014 (Canada)	40,000	34,800

OPTI Canada, Inc. company guaranty sr. sec.
notes 7 7/8s, 2014 (Canada)	100,000	87,000

Peabody Energy Corp. company guaranty 7 3/8s, 2016	50,000	52,063

Peabody Energy Corp. sr. notes 5 7/8s, 2016	50,000	49,000

PetroHawk Energy Corp. company guaranty
9 1/8s, 2013	120,000	125,100

Petroleum Development Corp. company
guaranty sr. unsec. notes 12s, 2018	60,000	61,950

Plains Exploration & Production Co. company
guaranty 7 3/4s, 2015	5,000	4,950

Plains Exploration & Production Co. company
guaranty 7s, 2017	100,000	95,500

Pride International, Inc. sr. unsec.
notes 7 3/8s, 2014	60,000	59,775

Quicksilver Resources, Inc. company
guaranty 7 1/8s, 2016	10,000	9,225

Quicksilver Resources, Inc. sr. notes
11 3/4s, 2016	60,000	66,150

Rosetta Resources, Inc. 144A company
guaranty sr. unsec. notes 9 1/2s, 2018	45,000	44,775

Sabine Pass LNG LP sec. notes 7 1/2s, 2016	100,000	83,250

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	120,000	113,700

Shell International Finance BV company
guaranty sr. unsec. notes 3.1s, 2015
(Netherlands)	95,000	96,308

Stallion Oilfield Holdings Ltd. 144A
sr. notes 10 1/2s, 2015	55,000	51,700

Total Capital SA company guaranty sr. unsec.
unsub. notes 4.45s, 2020 (France)	60,000	60,887

Trico Shipping AS 144A sr. notes 11 7/8s, 2014
(Norway)	30,000	28,800

Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds 6.8s, 2037	15,000	14,104

Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds 6.35s, 2017	25,000	26,347

Weatherford International, Ltd. company
guaranty sr. unsec. notes 9 7/8s, 2039
(Switzerland)	35,000	42,746

Weatherford International, Ltd. sr. notes 5 1/2s,
2016 (Switzerland)	20,000	21,323

Whiting Petroleum Corp. company guaranty 7s, 2014	60,000	61,200

Williams Cos., Inc. (The) notes 7 3/4s, 2031	4,000	4,297

Williams Cos., Inc. (The) sr. unsec.
notes 7 7/8s, 2021	11,000	12,607

Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	10,000	10,087

XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	56,000	63,889

		3,071,073

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount	Value

Financials (3.6%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	$15,000	$15,592

American Express Co. sr. unsec. notes 8 1/8s, 2019	160,000	198,655

American General Finance Corp. sr. unsec.
notes Ser. MTNI, Class I, 4 7/8s, 2012	185,000	167,425

American International Group, Inc. sr. unsec.
Ser. MTN, 5.85s, 2018	214,000	191,530

Bank of Montreal sr. unsec. bond 2 1/8s, 2013
(Canada)	65,000	65,557

Bank of New York Mellon Corp. (The) sr. unsec.
notes 4.3s, 2014	90,000	96,663

Bank of New York Mellon Corp. (The) sr. unsec.
notes 2.95s, 2015	20,000	20,294

BankAmerica Capital III bank guaranty jr. unsec.
FRN 0.873s, 2027	43,000	28,510

Bear Stearns Cos., Inc. (The) sr. unsec.
notes 7 1/4s, 2018	22,000	25,689

Bosphorus Financial Services, Ltd. 144A
sr. notes FRN 2.236s, 2012	43,750	42,823

Capital One Capital III company guaranty
7.686s, 2036	31,000	29,140

Capital One Capital V company guaranty jr. unsec.
sub. notes 10 1/4s, 2039	65,000	68,575

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. sub. notes 11 5/8s, 2017	40,000	44,800

CIT Group, Inc. sr. bond 7s, 2017	190,000	171,000

CIT Group, Inc. sr. bond 7s, 2016	95,000	86,688

CIT Group, Inc. sr. bond 7s, 2015	70,000	64,575

CIT Group, Inc. sr. bond 7s, 2014	20,000	18,850

CIT Group, Inc. sr. bond 7s, 2013	50,000	47,875

Citigroup, Inc. sr. notes 6 1/2s, 2013	195,000	207,710

Citigroup, Inc. sr. unsec. unsub. notes FRN
0.573s, 2010	10,000	10,001

Citigroup, Inc. sub. notes 5s, 2014	135,000	135,027

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	319,000	303,669

Credit Suisse First Boston USA, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2011	130,000	138,096

Credit Suisse Guernsey, Ltd. jr. sub. FRN 5.86s,
2049 (United Kingdom)	34,000	30,005

Deutsche Bank AG London sr. unsec. notes 2 3/8s,
2013 (United Kingdom)	5,000	5,029

Deutsche Bank AG/London sr. unsec. notes 3 7/8s,
2014 (United Kingdom)	125,000	129,124

Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	55,000	41,113

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	57,000	60,637

E*Trade Financial Corp. sr. unsec.
unsub. notes 12 1/2s, 2017 ‡‡	65,000	69,063

Fleet Capital Trust V bank guaranty FRN
1.539s, 2028	29,000	21,247

Fund American Cos., Inc. notes 5 7/8s, 2013	91,000	95,058

GATX Financial Corp. notes 5.8s, 2016	25,000	26,641

GE Capital Trust I unsec. sub. bonds FRB
6 3/8s, 2067	135,000	125,550

General Electric Capital Corp. sr. unsec. FRN
Ser. MTN, 0.628s, 2016	65,000	59,178

General Electric Capital Corp. sr. unsec. FRN
Ser. MTN, 0.474s, 2012	10,000	9,743

General Electric Capital Corp. sr. unsec.
notes Ser. MTN, 6 7/8s, 2039	392,000	429,176

Putnam VT Global Asset Allocation Fund 19

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount	Value

Financials cont.
GMAC, Inc. 144A company guaranty sr. unsec.
notes 8s, 2020	$25,000	$24,438

GMAC, LLC company guaranty sr. unsec.
notes 6 7/8s, 2012	25,000	25,063

GMAC, LLC company guaranty sr. unsec.
notes 6 5/8s, 2012	37,000	37,000

GMAC, LLC company guaranty sr. unsec.
notes Ser. 8, 6 3/4s, 2014	85,000	82,238

GMAC, LLC company guaranty sr. unsec.
unsub. notes FRN 2.738s, 2014	9,000	7,747

GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014	110,000	106,346

GMAC, LLC 144A company guaranty sr. unsec.
notes 8.3s, 2015	25,000	25,313

Goldman Sachs Group, Inc. (The) sr. notes
7 1/2s, 2019	170,000	190,011

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	194,000	190,315

Health Care Property Investors, Inc. sr. unsec.
notes 6s, 2017	28,000	28,271

Highwood Properties, Inc. sr. unsec. bonds 5.85s,
2017 R	60,000	59,861

HSBC Finance Capital Trust IX FRN 5.911s, 2035	100,000	84,000

HSBC Finance Corp. notes 5s, 2015	200,000	208,680

HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015	35,000	32,113

HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	5,000	4,738

Icahn Enterprises LP/Ichan Enterprises
Finance Corp. 144A sr. notes 8s, 2018	95,000	92,150

JPMorgan Chase & Co. sr. notes 6s, 2018	270,000	298,143

JPMorgan Chase Capital XVIII bonds Ser. R,
6.95s, 2036	119,000	118,936

Lehman Brothers E-Capital Trust I FRN zero %,
2065 (In default) †	285,000	29

Leucadia National Corp. sr. unsec. notes
8 1/8s, 2015	15,000	15,375

Leucadia National Corp. sr. unsec. notes
7 1/8s, 2017	54,000	52,110

Liberty Mutual Insurance 144A notes 7.697s, 2097	100,000	86,372

Marsh & McLennan Cos., Inc. sr. unsec.
notes 6 1/4s, 2012	110,000	116,263

Marsh & McLennan Cos., Inc. sr. unsec.
notes 5 3/8s, 2014	60,000	63,427

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s,
2017	100,000	104,273

Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTN, 6 7/8s, 2018	318,000	339,236

MetLife, Inc. sr. unsec. 6 3/4s, 2016	55,000	62,224

Morgan Stanley sr. unsec. unsub. notes
6 3/4s, 2011	182,000	188,300

Nationwide Financial Services, Inc. notes
5 5/8s, 2015	25,000	26,195

Nationwide Health Properties, Inc. notes 6 1/2s,
2011 R	30,000	31,249

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	45,000	47,620

Nuveen Investments, Inc. company
guaranty sr. unsec. unsub. notes 10 1/2s, 2015	50,000	43,500

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	90,000	82,310

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount	Value

Financials cont.
Progressive Corp. (The) jr. unsec. sub. unsec.
deb. FRN 6.7s, 2037	$85,000	$79,475

Provident Funding Associates 144A
sr. notes 10 1/4s, 2017	25,000	25,250

Prudential Financial, Inc. jr. unsec.
sub. notes FRN 8 7/8s, 2038	30,000	32,328

Residential Capital LLC company guaranty jr.
notes 9 5/8s, 2015	50,000	49,250

Reynolds Group Issuer, Inc. 144A
sr. notes 8 1/2s, 2018	110,000	107,938

Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 R	43,000	47,965

Simon Property Group LP sr. unsec. notes 6 1/8s,
2018 R	41,000	45,255

Simon Property Group LP sr. unsec.
unsub. notes 5 1/4s, 2016 R	22,000	23,428

SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	171,000	171,356

SLM Corp. sr. notes Ser. MTN, 8s, 2020	40,000	35,127

SLM Corp. sr. unsec. unsub. notes Ser. MTNA,
5s, 2013	120,000	114,716

State Street Capital Trust IV company
guaranty jr. unsec. sub. bond FRB 1.537s, 2037	75,000	53,582

USI Holdings Corp. 144A company
guaranty sr. unsec. notes FRN 4.311s, 2014	5,000	4,088

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s,
2015 R	70,000	69,588

VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)	192,000	197,520

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	20,000	21,844

Wachovia Corp. sr. unsec. notes Ser. MTN,
5 1/2s, 2013	275,000	298,468

Wachovia Corp. sr. unsec. notes FRN Ser. MTNE,
0.688s, 2012	95,000	93,915

Westpac Banking Corp. sr. unsec. notes 4 7/8s,
2019 (Australia)	80,000	80,708

Westpac Capital Trust III 144A unsec.
sub. notes FRN 5.819s, 2049 (Australia)	60,000	55,220

Willis Group North America, Inc. company
guaranty 6.2s, 2017	10,000	10,409

		7,771,584
Health care (1.0%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016	90,000	105,290

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	38,000	43,018

AstraZeneca PLC sr. unsec. unsub. notes 6.45s,
2037 (United Kingdom)	71,000	84,587

Biomet, Inc. company guaranty sr. unsec. bond
10s, 2017	60,000	64,500

Capella Healthcare, Inc. 144A company
guaranty sr. notes 9 1/4s, 2017	60,000	60,600

Community Health Systems, Inc. company
guaranty 8 7/8s, 2015	60,000	61,875

DaVita, Inc. company guaranty 6 5/8s, 2013	54,000	54,068

DaVita, Inc. company guaranty sr. unsec.
sub. notes 7 1/4s, 2015	15,000	15,000

GlaxoSmith Kline Capital, Inc. company
guaranty sr. notes 5.65s, 2018	134,000	153,333

HCA, Inc. company guaranty sr. notes 9 5/8s,
2016 ‡‡	38,000	40,660

HCA, Inc. sr. sec. notes 9 1/4s, 2016	42,000	44,520

HCA, Inc. sr. sec. notes 9 1/8s, 2014	250,000	261,563

Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	55,000	52,113

20 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount	Value

Health care cont.
Healthsouth Corp. company guaranty 10 3/4s, 2016	$40,000	$43,200

Hospira, Inc. sr. notes 6.05s, 2017	25,000	28,147

IASIS Healthcare/IASIS Capital Corp.
sr. sub. notes 8 3/4s, 2014	85,000	84,575

Lantheus Medical Imaging, Inc. 144A
sr. notes 9 3/4s, 2017	30,000	29,700

Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	10,000	10,000

Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	50,000	49,125

Psychiatric Solutions, Inc. company
guaranty 7 3/4s, 2015	85,000	87,125

Quintiles Transnational Corp. 144A
sr. notes 9 1/2s, 2014 ‡‡	45,000	45,225

Select Medical Corp. company guaranty 7 5/8s, 2015	58,000	54,520

Service Corporation International sr. unsec.
unsub. notes 6 3/4s, 2016	105,000	104,213

Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	60,000	59,175

Sun Healthcare Group, Inc. company
guaranty sr. unsec. unsub. notes 9 1/8s, 2015	5,000	5,238

Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	15,000	14,813

Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015 ‡‡	16,477	16,189

Talecris Biotherapeutics Holdings Corp. 144A
sr. unsec. notes 7 3/4s, 2016	35,000	37,275

Tenet Healthcare Corp. 144A company
guaranty sr. sec. notes 10s, 2018	6,000	6,630

Tenet Healthcare Corp. 144A company
guaranty sr. sec. notes 9s, 2015	130,000	137,475

Teva Pharmaceutical Finance II BV/Teva
Pharmaceutical Finance III LLC company
guaranty sr. unsec. unsub. notes 3s, 2015
(Italy)	50,000	50,778

United Surgical Partners International, Inc.
company guaranty sr. unsec. sub. notes
8 7/8s, 2017	20,000	19,950

US Oncology Holdings, Inc. sr. unsec. notes FRN
6.643s, 2012 ‡‡	118,000	109,740

Ventas Realty LP/Capital Corp. company
guaranty 9s, 2012 R	110,000	116,406

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s,
2017 R	40,000	40,483

WellPoint, Inc. notes 7s, 2019	35,000	41,582

		2,232,691
Technology (0.8%)
Advanced Micro Devices, Inc. 144A sr. unsec.
notes 8 1/8s, 2017	5,000	4,975

Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡	75,000	67,500

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	40,000	36,100

Compucom Systems, Inc. 144A
sr. sub. notes 12 1/2s, 2015	30,000	31,575

Computer Sciences Corp. sr. unsec. notes
6 1/2s, 2018	215,000	239,687

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	70,000	78,663

First Data Corp. company guaranty sr. unsec.
notes 10.55s, 2015 ‡‡	278,978	204,351

First Data Corp. company guaranty sr. unsec.
notes 9 7/8s, 2015	10,000	7,600

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2014 ‡‡	66,011	59,080

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount	Value

Technology cont.
Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2014	$85,000	$77,563

Freescale Semiconductor, Inc. company
guaranty sr. unsec. sub. notes 10 1/8s, 2016	2,000	1,600

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 10 1/8s, 2018	25,000	25,563

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	50,000	49,375

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	35,000	40,208

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	20,000	23,035

Iron Mountain, Inc. company guaranty sr. unsec.
sub. notes 8s, 2020	95,000	96,900

Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	30,000	19,800

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	85,000	91,291

NXP BV/NXP Funding, LLC sec. notes Ser. EXCH,
7 7/8s, 2014 (Netherlands)	75,000	68,813

Oracle Corp. sr. unsec. notes 5s, 2011	84,000	85,760

SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015	22,000	22,715

SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013	112,000	113,820

Syniverse Technologies, Inc.
sr. sub. notes Ser. B, 7 3/4s, 2013	13,000	12,675

Unisys Corp. 144A company
guaranty sr. sub. notes 14 1/4s, 2015	95,000	109,963

Xerox Capital Trust I company guaranty 8s, 2027	30,000	30,161

Xerox Corp. sr. unsec. notes 6 3/4s, 2039	55,000	60,957

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	21,000	22,374

		1,682,104
Transportation (0.2%)
American Airlines, Inc. pass-through certificates
Ser. 01-1, 6.817s, 2011	10,000	10,050

Burlington Northern Santa Fe Corp. sr. unsec.
notes 7s, 2014	60,000	69,742

Burlington Northern Santa Fe, LLC debs.
5 3/4s, 2040	35,000	37,266

Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	84,221	78,010

RailAmerica, Inc. company
guaranty sr. notes 9 1/4s, 2017	51,000	53,423

Union Pacific Corp. sr. unsec. bond 5.7s, 2018	35,000	39,197

Union Pacific Corp. sr. unsec. notes 6 1/8s, 2020	60,000	69,277

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	17,790	16,412

		373,377
Utilities and power (1.6%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	104,000	112,547

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	85,000	85,850

AES Corp. (The) 144A sec. notes 8 3/4s, 2013	26,000	26,325

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	25,000	25,451

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s,
2019	5,000	6,267

Beaver Valley II Funding debs. 9s, 2017	23,000	25,665

Boardwalk Pipelines LP company guaranty 5 7/8s,
2016	116,000	126,170

Bruce Mansfield Unit pass-through certificates
6.85s, 2034	37,282	38,994

Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017	95,000	91,200

Colorado Interstate Gas Co. debs. 6.85s, 2037
(Canada)	10,000	10,105

Commonwealth Edison Co. 1st mtge. 6.15s, 2017	15,000	17,193

Putnam VT Global Asset Allocation Fund 21

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount	Value

Utilities and power cont.
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	$98,000	$106,715

Consolidated Natural Gas Co. sr. notes Ser. A,
5s, 2014	45,000	48,695

Dominion Resources, Inc. jr. sub. notes FRN
Ser. 06-B, 6.3s, 2066	165,000	151,800

Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017	25,000	28,513

Dominion Resources, Inc. unsub. notes 5.7s, 2012	91,000	98,361

Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	14,000	15,904

Dynegy Holdings, Inc. sr. unsec. notes
7 3/4s, 2019	90,000	62,213

Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	40,000	35,100

Edison Mission Energy sr. unsec. notes
7 3/4s, 2016	15,000	10,425

Edison Mission Energy sr. unsec. notes
7 1/2s, 2013	10,000	8,600

Edison Mission Energy sr. unsec. notes 7.2s, 2019	60,000	36,900

El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032	35,000	34,588

El Paso Corp. sr. unsec. notes 7s, 2017	120,000	119,324

Electricite de France 144A notes 6 1/2s, 2019
(France)	60,000	69,817

Energy Future Holdings Corp. company
guaranty sr. unsec. notes zero %, 2017 ‡‡	53,000	34,450

Energy Future Intermediate Holdings Co., LLC
sr. notes 9 3/4s, 2019	66,000	61,710

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.65s, 2012	60,000	63,618

Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	21,000	21,028

FirstEnergy Corp. notes Ser. B, 6.45s, 2011	3,000	3,169

Florida Power Corp. 1st mtge. sec. bond 6.4s, 2038	44,000	52,587

Ipalco Enterprises, Inc. 144A sr. sec.
notes 7 1/4s, 2016	35,000	35,788

ITC Holdings Corp. 144A notes 5 7/8s, 2016	76,000	82,899

ITC Holdings Corp. 144A sr. unsec. notes
6.05s, 2018	35,000	38,544

Kansas Gas & Electric bonds 5.647s, 2021	17,714	18,296

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	69,000	75,967

MidAmerican Funding, LLC sr. sec. bond
6.927s, 2029	130,000	153,364

Mirant North America, LLC company
guaranty 7 3/8s, 2013	170,000	173,825

National Fuel Gas Co. notes 5 1/4s, 2013	114,000	120,505

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	40,000	47,461

NiSource Finance Corp. company
guaranty sr. unsec. unsub. notes 7 7/8s, 2010	85,000	86,868

NRG Energy, Inc. company guaranty 7 3/8s, 2017	20,000	19,750

NRG Energy, Inc. sr. notes 7 3/8s, 2016	190,000	189,050

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	110,000	122,729

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	76,000	80,903

Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	27,890	28,441

PSEG Power, LLC 144A company guaranty sr. unsec.
notes 5.32s, 2016	37,000	39,874

Public Service Co. of Colorado 1st mtge. sec.
bonds 5 1/8s, 2019	35,000	38,744

Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5 1/2s, 2040	25,000	27,479

Puget Sound Energy, Inc. jr. sub. FRN Ser. A,
6.974s, 2067	98,000	89,772

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount	Value

Utilities and power cont.
Sierra Pacific Resources sr. unsec. notes 8 5/8s,
2014	$30,000	$30,825

Sierra Pacific Resources sr. unsec.
unsub. notes 6 3/4s, 2017	40,000	40,296

Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	54,489

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	5,000	5,692

Texas Competitive Electric Holdings Co., LLC
company guaranty sr. unsec. notes zero %, 2016
(United Kingdom) ‡‡	68,656	43,940

Texas Competitive Electric Holdings Co., LLC
company guaranty sr. unsec. notes Ser. B,
10 1/4s, 2015 (United Kingdom)	45,000	29,700

TransAlta Corp. sr. unsec. notes 5 3/4s, 2013
(Canada)	30,000	32,690

TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s,
2067 (Canada)	30,000	26,738

Union Electric Co. sr. sec. notes 6.4s, 2017	50,000	56,714

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	25,000	26,803

		3,447,430

Total corporate bonds and notes (cost $38,191,942)		$39,127,459

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (14.7%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.6%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037
to November 20, 2039	$3,244,887	$3,566,878
5 1/2s, TBA, July 1, 2040	1,000,000	1,080,469
5 1/2s, TBA, June 1, 2040	1,000,000	1,083,398

		5,730,745
U.S. Government Agency Mortgage Obligations (12.1%)
Federal National Mortgage Association
Pass-Through Certificates
5 1/2s, TBA, July 1, 2040	7,000,000	7,514,063
5s, TBA, July 1, 2040	1,000,000	1,057,969
4 1/2s, TBA, July 1, 2040	17,000,000	17,617,578

		26,189,610
Total U.S. government and agency mortgage
obligations (cost $31,386,779)		$31,920,355

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013	$20,000	$22,062

Total U.S. treasury obligations (cost $20,049)		$22,062

MORTGAGE-BACKED SECURITIES (6.0%)*	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.837s, 2049	$98,000	$104,323
Ser. 07-2, Class A2, 5.634s, 2049	71,000	72,932
Ser. 07-5, Class XW, IO, 0.6s, 2051	2,849,452	60,363
Ser. 07-1, Class XW, IO, 0.462s, 2049	1,654,992	23,621

Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.977s, 2035	759,901	7,462
Ser. 04-4, Class XC, IO, 0.315s, 2042	1,544,494	24,833
Ser. 04-5, Class XC, IO, 0.251s, 2041	2,214,464	30,022
Ser. 06-5, Class XC, IO, 0.177s, 2016	5,810,126	84,625

Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.35s, 2022	95,000	46,704
FRB Ser. 05-MIB1, Class J, 1.4s, 2022	102,000	56,100

22 Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED SECURITIES (6.0%)* cont.	Principal amount	Value

Bayview Commercial Asset Trust 144A
Ser. 04-2, IO, 2.97s, 2034	$177,120	$5,066
Ser. 05-1A, IO, 2.87s, 2035	176,429	6,969
Ser. 04-3, IO, 2.87s, 2035	123,606	4,400
Ser. 07-1, Class S, IO, 2.637s, 2037	1,263,353	104,479
Ser. 06-2A, IO, 2.416s, 2036	105,616	6,907
Ser. 06-4A, IO, 2.331s, 2036	89,937	7,465
Ser. 05-3A, IO, 2.15s, 2035	297,324	15,045
FRB Ser. 05-1A, Class A1, 0.647s, 2035	39,745	31,001

Bear Stearns Alternate Trust FRB Ser. 05-7,
Class 23A1, 5.582s, 2035	172,335	127,012

Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 07-PW18, Class A2, 5.613s, 2050	882,000	916,450
Ser. 04-PR3I, Class X1, IO, 0.377s, 2041	548,612	9,601

Bear Stearns Commercial Mortgage Securities, Inc.
144A
Ser. 06-PW14, Class XW, IO, 0.877s, 2038	1,532,550	45,609
Ser. 06-PW14, Class X1, IO, 0.168s, 2038 F	1,649,094	22,820
Ser. 07-PW18, Class X1, IO, 0.145s, 2050	703,251	5,234
Ser. 07-PW15, Class X1, IO, 0.13s, 2044 F	4,847,058	29,412
Ser. 05-PW10, Class X1, IO, 0.094s, 2040	5,756,935	3,166

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.808s, 2036	255,545	143,278
FRB Ser. 07-6, Class 1A3A, 5.493s, 2046	714,946	393,221
FRB Ser. 06-AR7, Class 2A2A, 5.475s, 2036	235,068	138,690

Citigroup/Deutsche Bank Commercial Mortgage Trust
144A
Ser. 07-CD4, Class XW, IO, 0.557s, 2049	1,703,053	30,144
Ser. 06-CD2, Class X, IO, 0 1/8s, 2046	3,647,174	11,503
Ser. 07-CD4, Class XC, IO, 0.118s, 2049	5,696,010	46,707

CNL Funding 144A Ser. 99-1, Class A2, 7.645s, 2014	73,391	68,988

Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
IO, 0.967s, 2017	382,752	9,186

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	67,260	68,645
Ser. 98-C2, Class F, 5.44s, 2030	435,000	454,166

Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.247s, 2043	1,967,589	18,419
Ser. 06-C8, Class XS, IO, 0.153s, 2046	5,185,525	54,789
Ser. 05-C6, Class XC, IO, 0.11s, 2044	4,727,103	26,732

Countrywide Alternative Loan Trust
Ser. 06-J8, Class A4, 6s, 2037	202,370	122,434
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	87,769	78,687

Countrywide Home Loans FRB Ser. 05-HYB7,
Class 6A1, 5.542s, 2035	485,384	354,331

Credit Suisse Mortgage Capital Certificates
Ser. 06-C5, Class AX, IO, 0.184s, 2039	3,375,831	49,773

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.273s, 2049	7,937,052	53,615
Ser. 06-C4, Class AX, IO, 0.159s, 2039	4,579,988	59,020
Ser. 07-C1, Class AX, IO, 0 1/8s, 2040	6,146,857	47,552

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP3, Class AX, IO, 1.629s, 2035	770,768	18,366
FRB Ser. 04-TF2A, Class J, 1.3s, 2016	50,000	47,750
FRB Ser. 05-TF2A, Class J, 1 1/4s, 2020	17,613	15,499
FRB Ser. 04-TF2A, Class H, 1.05s, 2019	50,000	49,000
Ser. 01-CK1, Class AY, IO, 0.888s, 2035	1,199,985	1,157
Ser. 04-C4, Class AX, IO, 0.442s, 2039	633,921	14,050

Deutsche Mortgage & Asset Receiving Corp.
Ser. 98-C1, Class X, IO, 0.79s, 2031	302,211	5,814

MORTGAGE-BACKED SECURITIES (6.0%)* cont.	Principal amount	Value

DLJ Commercial Mortgage Corp.
Ser. 99-CG2, Class B3, 6.1s, 2032	$59,771	$59,729
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	130,136

Fannie Mae
IFB Ser. 06-49, Class SE, 27.611s, 2036	96,817	147,224
IFB Ser. 05-25, Class PS, 26.632s, 2035	59,330	94,701
IFB Ser. 06-115, Class ES, 25.171s, 2036	82,241	122,273
IFB Ser. 06-8, Class HP, 23.294s, 2036	81,448	121,535
IFB Ser. 05-99, Class SA, 23.294s, 2035	53,744	76,695
IFB Ser. 05-74, Class DM, 23.11s, 2035	54,818	81,468
IFB Ser. 05-45, Class DC, 23.037s, 2035	53,606	80,248
IFB Ser. 05-48, Class SM, IO, 6.453s, 2034	113,149	14,967
IFB Ser. 07-58, Class SP, IO, 6.403s, 2037	150,263	25,009
IFB Ser. 07-24, Class SD, IO, 6.403s, 2037	101,030	13,709
IFB Ser. 07-30, Class IE, IO, 6.393s, 2037	328,723	59,423
IFB Ser. 05-95, Class CI, IO, 6.353s, 2035	130,860	21,239
IFB Ser. 06-3, Class SB, IO, 6.353s, 2035	288,931	46,365
IFB Ser. 06-104, Class IC, IO, 6.253s, 2036	432,956	68,805
IFB Ser. 06-103, Class SB, IO, 6.253s, 2036	115,924	15,644
IFB Ser. 05-122, Class SW, IO, 6.253s, 2035	123,778	17,773
IFB Ser. 06-86, Class SB, IO, 6.203s, 2036	357,136	56,538
IFB Ser. 09-70, Class SI, IO, 6.103s, 2036	344,627	37,547
IFB Ser. 07-89, Class SA, IO, 6.083s, 2037	387,897	48,487
IFB Ser. 07-44, Class SB, IO, 6.083s, 2037	474,698	65,224
IFB Ser. 10-2, Class MS, IO, 5.903s, 2050	224,386	23,472
IFB Ser. 05-58, Class IK, IO, 5.653s, 2035	193,711	31,703
Ser. 06-26, Class NB, 1s, 2036	28,011	25,883
Ser. 06-46, Class OC, PO, zero %, 2036	65,081	56,941
FRB Ser. 06-115, Class SN, zero %, 2036	62,496	61,076
FRB Ser. 05-57, Class UL, zero %, 2035	677	674
FRB Ser. 05-65, Class CU, zero %, 2034	148	148

First Union National Bank-Bank of America
Commercial Mortgage 144A Ser. 01-C1, Class 3,
IO, 1.92s, 2033	1,128,733	4,485

First Union-Lehman Brothers Commercial Mortgage
Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	139,243
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	42,447

Freddie Mac
IFB Ser. 3408, Class EK, 24.386s, 2037	68,900	100,432
IFB Ser. 2976, Class KL, 23.101s, 2035	87,460	128,383
IFB Ser. 3065, Class DC, 18.811s, 2035	81,851	113,754
IFB Ser. 2990, Class LB, 16.052s, 2034	91,152	117,883
IFB Ser. 3269, Class KS, IO, 6.9s, 2037	1,741,168	246,874
IFB Ser. 3156, Class PS, IO, 6.9s, 2036	201,954	35,211
IFB Ser. 2921, Class SG, IO, 6.8s, 2035	318,568	43,236
IFB Ser. 3287, Class SE, IO, 6.35s, 2037	314,909	45,467
IFB Ser. 3122, Class DS, IO, 6.35s, 2036	149,804	23,772
IFB Ser. 3031, Class BI, IO, 6.34s, 2035	70,704	12,212
IFB Ser. 3240, Class SM, IO, 6.3s, 2036	135,206	17,892
IFB Ser. 3147, Class SD, IO, 6.3s, 2036	357,709	51,858
IFB Ser. 2990, Class LI, IO, 6.28s, 2034	140,576	22,329
IFB Ser. 3065, Class DI, IO, 6.27s, 2035	59,792	10,024
IFB Ser. 3114, Class GI, IO, 6 1/4s, 2036	77,590	13,298
IFB Ser. 3346, Class SC, IO, 6.2s, 2033	737,235	101,856
IFB Ser. 3171, Class PS, IO, 6.135s, 2036	162,503	22,948
IFB Ser. 3171, Class ST, IO, 6.135s, 2036	291,563	40,773
IFB Ser. 3309, Class SG, IO, 5.72s, 2037	369,238	43,097
Ser. 3327, Class IF, IO, zero %, 2037	32,233	826
Ser. 3289, Class SI, IO, zero %, 2037	25,595	313
Ser. 3124, Class DO, PO, zero %, 2036	35,284	31,784
FRB Ser. 3304, Class UF, zero %, 2037	100,000	92,221

Putnam VT Global Asset Allocation Fund 23

MORTGAGE-BACKED SECURITIES (6.0%)* cont.	Principal amount	Value

Freddie Mac
FRB Ser. 3326, Class YF, zero %, 2037 F	$8,518	$8,360
FRB Ser. 3147, Class SF, zero %, 2036	70,633	64,736
FRB Ser. 3047, Class BD, zero %, 2035	23,463	22,136
FRB Ser. 3003, Class XF, zero %, 2035	40,075	39,140
FRB Ser. 2958, Class FB, zero %, 2035	8,985	8,887

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.162s, 2043	3,435,920	26,210
Ser. 05-C3, Class XC, IO, 0.141s, 2045	9,186,491	45,729
Ser. 07-C1, Class XC, IO, 0.122s, 2049	11,694,428	57,220

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.351s, 2029	86,237	3,930
Ser. 05-C1, Class X1, IO, 0.287s, 2043	2,967,399	38,437

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	28,466	21,919
Ser. 06-C1, Class XC, IO, 0.097s, 2045	6,415,860	31,355

Government National Mortgage Association
IFB Ser. 08-47, Class S, IO, 7.35s, 2038	122,781	16,014
IFB Ser. 09-106, Class XI, IO, 6.453s, 2037	163,597	18,709
IFB Ser. 09-106, Class XL, IO, 6.403s, 2037	161,863	17,342
IFB Ser. 07-53, Class SY, IO, 6.388s, 2037	66,122	6,872
IFB Ser. 10-47, Class PX, IO, 6.353s, 2037	126,010	13,777
IFB Ser. 09-87, Class SK, IO, 6.253s, 2032	299,780	28,740
IFB Ser. 10-47, Class XN, IO, 6.2s, 2034	1,172,408	92,280
IFB Ser. 06-26, Class S, IO, 6.153s, 2036	92,172	9,320
IFB Ser. 10-14, Class SX, IO, 6.1s, 2040	1,009,727	132,082
IFB Ser. 09-35, Class SP, IO, 6.05s, 2037	410,277	47,892
IFB Ser. 09-106, Class SD, IO, 5.903s, 2036	163,510	17,792
FRB Ser. 07-35, Class UF, zero %, 2037	11,566	11,417

Greenwich Capital Commercial Funding Corp.
Ser. 05-GG5, Class XC, IO, 0.163s, 2037	8,297,460	22,489

GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.999s, 2045	250,819	262,207
Ser. 06-GG6, Class A2, 5.506s, 2038	272,238	276,456

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	53,931	54,417
Ser. 04-C1, Class X1, IO, 1.031s, 2028	1,041,393	2,427
Ser. 03-C1, Class X1, IO, 1.008s, 2040	598,909	10,244
Ser. 06-GG8, Class X, IO, 0.862s, 2039	1,580,821	39,123
Ser. 06-GG6, Class XC, IO, 0.109s, 2038	2,426,942	4,814

GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
3.126s, 2035	56,313	47,584

IMPAC Secured Assets Corp. FRB Ser. 07-2,
Class 1A1A, 0.457s, 2037	299,998	152,999

IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 5.694s, 2036	76,941	43,868
FRB Ser. 07-AR15, Class 1A1, 5.673s, 2037	273,213	172,807

JPMorgan Alternative Loan Trust FRB Ser. 06-A1,
Class 5A1, 5.921s, 2036	173,225	135,115

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	42,000	44,058
FRB Ser. 07-LD12, Class A3, 6.188s, 2051	498,000	509,296
Ser. 06-LDP8, Class X, IO, 0.758s, 2045	2,098,409	48,366
Ser. 06-CB17, Class X, IO, 0.698s, 2043	2,022,174	50,304
Ser. 06-LDP9, Class X, IO, 0.637s, 2047	3,018,579	61,294
Ser. 07-LDPX, Class X, IO, 0.524s, 2049	3,450,080	49,870
Ser. 06-CB16, Class X1, IO, 0.152s, 2045	2,389,306	29,573

MORTGAGE-BACKED SECURITIES (6.0%)* cont.	Principal amount	Value

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	$44,000	$44,082
Ser. 07-CB20, Class X1, IO, 0.19s, 2051	6,015,992	69,786
Ser. 05-CB12, Class X1, IO, 0.185s, 2037	3,243,912	25,661

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	29,290
Ser. 99-C1, Class G, 6.41s, 2031	37,135	23,003
Ser. 98-C4, Class H, 5.6s, 2035 F	50,000	42,489

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.911s, 2038	1,435,509	42,751
Ser. 03-C5, Class XCL, IO, 0.49s, 2037	772,936	15,101
Ser. 05-C3, Class XCL, IO, 0.319s, 2040	2,490,666	47,707
Ser. 05-C2, Class XCL, IO, 0.293s, 2040	3,614,446	34,304
Ser. 05-C5, Class XCL, IO, 0.234s, 2020	3,117,147	36,921
Ser. 05-C7, Class XCL, IO, 0.218s, 2040	3,679,856	25,479
Ser. 06-C7, Class XCL, IO, 0.183s, 2038	2,532,844	36,725
Ser. 06-C1, Class XCL, IO, 0.182s, 2041	5,377,992	45,314

Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.3s, 2017	52,000	44,973
FRB Ser. 05-LLFA, Class J, 1.15s, 2018	20,000	14,944

Merit Securities Corp. 144A FRB Ser. 11PA,
Class 3A1, 0.967s, 2027	68,784	56,908

Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.198s, 2049	7,842,573	90,485

Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.85s, 2022	99,963	87,967

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.065s, 2030	31,000	32,363
FRB Ser. 05-A9, Class 3A1, 5.22s, 2035	162,356	126,205

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.02s, 2050	128,000	132,440
Ser. 05-MCP1, Class XC, IO, 0.298s, 2043	2,643,618	32,053

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.492s, 2039	690,792	14,508
Ser. 05-LC1, Class X, IO, 0.224s, 2044	1,637,812	9,677

Merrill Lynch/Countrywide Commercial Mortgage
Trust FRB Ser. 07-8, Class A2, 6.118s, 2049	152,000	165,630

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.57s, 2040	114,666	9,689
Ser. 05-C3, Class X, IO, 5.632s, 2044	127,725	10,537
Ser. 06-C4, Class X, IO, 4.68s, 2045	528,271	34,338

Morgan Stanley Capital 144A Ser. 05-RR6, Class X,
IO, 1.593s, 2043	816,477	18,281

Morgan Stanley Capital I FRB Ser. 08-T29,
Class A3, 6.458s, 2043	76,000	81,721

Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	100,000	37,750
Ser. 04-RR, Class F6, 6s, 2039	100,000	17,750
Ser. 05-HQ5, Class X1, IO, 0.136s, 2042 F	1,241,249	5,264

Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.275s, 2030	49,000	49,123

Residential Asset Mortgage Products, Inc.
Ser. 02-SL1, Class AI3, 7s, 2032	54,260	55,924

Salomon Brothers Mortgage Securities VII 144A
Ser. 02-KEY2, Class X1, IO, 2.156s, 2036	1,061,552	33,757

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	478,669	325,495
FRB Ser. 06-9, Class 1A1, 5.896s, 2036	82,502	45,014

24 Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED SECURITIES (6.0%)* cont.	Principal amount	Value

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C31, Class A2, 5.421s, 2047	$537,000	$554,179
Ser. 07-C30, Class A3, 5.246s, 2043	277,000	276,898
Ser. 07-C34, IO, 0.524s, 2046	1,626,661	30,516

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 1.296s, 2035	684,366	15,061
Ser. 05-C18, Class XC, IO, 0.186s, 2042	3,411,992	30,913
Ser. 06-C27, Class XC, IO, 0.167s, 2045	2,728,695	24,613
Ser. 06-C23, Class XC, IO, 0.089s, 2045	2,847,522	13,725
Ser. 06-C26, Class XC, IO, 0.068s, 2045	1,687,119	4,859

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2014	10,000	3,025
Ser. 06-SL1, Class X, IO, 0.934s, 2043	341,692	10,709
Total mortgage-backed securities (cost $11,799,940)		$13,153,905

ASSET-BACKED SECURITIES (2.5%)*	Principal amount	Value

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.497s, 2036	$62,000	$17,468
FRB Ser. 06-HE3, Class A2C, 0.497s, 2036	75,000	28,503

Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030	25,799	24,961

AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.753s, 2029	92,365	40,579

Asset Backed Securities Corp. Home Equity Loan
Trust FRB Ser. 06-HE4, Class A5, 0.507s, 2036	63,527	38,103

BankAmerica Manufactured Housing Contract Trust
Ser. 97-2, Class M, 6.9s, 2028	52,000	75,790

Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s,
2014	39,000	39,018

Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.354s, 2039	213,213	81,021
FRB Ser. 04-D, Class A, 0.932s, 2044	32,577	29,334

Bayview Financial Asset Trust 144A FRB
Ser. 03-SSRA, Class M, 1.697s, 2038	15,528	10,870

Bear Stearns Asset Backed Securities, Inc. FRB
Ser. 05-3, Class A1, 0.797s, 2035	21,983	19,827

Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	263,223	188,863

Conseco Finance Securitizations Corp.
Ser. 00-5, Class A7, 8.2s, 2032	116,715	103,001
Ser. 00-5, Class A6, 7.96s, 2032	241,223	192,979
Ser. 02-1, Class M1F, 7.954s, 2033	67,000	68,609
Ser. 02-2, Class M1, 7.424s, 2033	32,000	28,974
Ser. 01-1, Class A5, 6.99s, 2032	602,451	614,500
FRB Ser. 02-1, Class M1A, 2.396s, 2033	356,000	286,754

Countrywide Asset Backed Certificates FRB
Ser. 04-6, Class 2A5, 0.737s, 2034	40,095	33,721

Fieldstone Mortgage Investment Corp. FRB
Ser. 05-1, Class M3, 1.157s, 2035	8,597	8,555

Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.677s, 2036	137,000	64,836
FRB Ser. 06-2, Class 2A3, 0.517s, 2036	230,000	125,960

GEBL 144A
Ser. 04-2, Class D, 3.1s, 2032	59,241	2,666
Ser. 04-2, Class C, 1.2s, 2032	59,241	7,109

Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	77,325	38,805
Ser. 96-5, Class M1, 8.05s, 2027	33,057	28,677
Ser. 96-6, Class M1, 7.95s, 2027	173,000	168,675
Ser. 99-5, Class A5, 7.86s, 2030	374,144	336,730
Ser. 97-2, Class A7, 7.62s, 2028	7,555	8,114

ASSET-BACKED SECURITIES (2.5%)* cont.	Principal amount	Value

Green Tree Financial Corp.
Ser. 96-2, Class M1, 7.6s, 2026	$98,000	$86,975
Ser. 97-6, Class A9, 7.55s, 2029	24,682	25,176
Ser. 96-10, Class M1, 7.24s, 2028	63,000	62,370
Ser. 97-6, Class M1, 7.21s, 2029	73,000	63,969
Ser. 97-3, Class A5, 7.14s, 2028	10,341	10,685
Ser. 98-4, Class A7, 6.87s, 2030	15,157	15,471
Ser. 93-3, Class B, 6.85s, 2018	7,563	6,779
Ser. 99-3, Class A7, 6.74s, 2031	13,372	13,438
Ser. 98-6, Class A7, 6.45s, 2030	2,854	2,856
Ser. 99-2, Class A7, 6.44s, 2030	57,776	56,624
Ser. 98-7, Class M1, 6.4s, 2030	20,000	13,636

Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	557,106	516,716
Ser. 99-5, Class A4, 7.59s, 2028	31,549	31,721

High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.874s, 2036	81,459	32,584

Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.677s, 2036	69,000	55,021

LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL,
3.347s, 2036	120,000	8,400

Local Insight Media Finance, LLC Ser. 07-1W,
Class A1, 5.53s, 2012	226,222	135,733

Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 0.607s, 2036	66,000	25,049
FRB Ser. 06-1, Class 2A3, 0.537s, 2036	68,665	33,345

Marriott Vacation Club Owner Trust 144A
Ser. 04-1A, Class C, 5.265s, 2026	9,693	7,981
FRB Ser. 02-1A, Class A1, 1.048s, 2024	5,775	5,530

Mid-State Trust Ser. 11, Class B, 8.221s, 2038	33,278	32,018

New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	49,392	48,938

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.507s, 2036	78,074	39,699
FRB Ser. 06-2, Class A2C, 0.497s, 2036	82,000	49,128

Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	52,562	33,049
Ser. 95-B, Class B1, 7.55s, 2021	17,391	13,031
Ser. 00-D, Class A3, 6.99s, 2022	1,955	1,970
Ser. 98-A, Class M, 6.825s, 2028	31,000	28,895
Ser. 01-E, Class A4, 6.81s, 2031	104,387	84,292
Ser. 99-B, Class A3, 6.45s, 2017	30,906	27,429
Ser. 01-D, Class A3, 5.9s, 2022	73,957	43,927
Ser. 02-C, Class A1, 5.41s, 2032	144,694	135,976

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	45,570	43,633

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.537s, 2036	63,636	49,255
FRB Ser. 07-RZ1, Class A2, 0.507s, 2037	114,000	62,141

Residential Asset Securities Corp. 144A
Ser. 04-NT, Class Note, 4 1/2s,
2034 (In default) †	4,095	—

Securitized Asset Backed Receivables, LLC
FRB Ser. 07-NC2, Class A2B, 0.487s, 2037	107,000	45,468
FRB Ser. 07-BR5, Class A2A, 0.477s, 2037	114,507	77,522
FRB Ser. 07-BR4, Class A2A, 0.437s, 2037	148,314	100,409

SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 0.557s, 2036	139,000	53,439

Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 0.507s, 2036	335,750	185,394

Putnam VT Global Asset Allocation Fund 25

ASSET-BACKED SECURITIES (2.5%)* cont.	Principal amount	Value

Structured Asset Investment Loan Trust FRB
Ser. 06-BNC2, Class A6, 0.607s, 2036	$66,000	$11,097

TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037	100,000	25,000

WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.457s, 2037	365,222	237,353

Total asset-backed securities (cost $6,821,268)		$5,352,124

INVESTMENT COMPANIES (0.6%)*	Shares	Value

Ares Capital Corp.	791	$9,911

BlackRock Kelso Capital Corp.	2,372	23,412

Harris & Harris Group, Inc. †	9,005	36,830

iShares MSCI EAFE Index Fund	1,700	79,067

iShares Russell 2000 Growth Index Fund	866	57,658

iShares Russell 2000 Value Index Fund	1,336	76,205

MCG Capital Corp. †	11,401	55,067

NGP Capital Resources Co.	3,083	22,105

S&P 500 Index Depository Receipts (SPDR Trust
Series 1)	8,305	857,242

Total investment companies (cost $1,365,812)		$1,217,497

COMMODITY LINKED NOTES (0.5%)*	Principal amount	Value

UBS AG/ Jersey Branch144Asr. notesSer. CMCI,
zero %, 2010 (indexed to the UBS Bloomberg CMCI
Composite) (United Kingdom)	$1,134,000	$1,152,049

Total commodity linked notes (cost $1,134,000)		$1,152,049

SENIOR LOANS (0.3%)* [c]	Principal amount	Value

Dex Media West, LLC bank term loan FRN Ser. A,
7 1/2s, 2014	$33,842	$30,331

First Data Corp. bank term loan FRN Ser. B1,
3.094s, 2014	17,549	14,756

First Data Corp. bank term loan FRN Ser. B3,
3.094s, 2014	122,173	102,643

Harrah’s Operating Co., Inc. bank term loan FRN
Ser. B2, 3.316s, 2015	14,523	12,052

Health Management Associates, Inc. bank term loan
FRN 2.04s, 2014	16,456	15,285

IASIS Healthcare Corp. bank term loan FRN
Ser. DD, 2.354s, 2014	4,229	3,954

IASIS Healthcare, LLC/IASIS Capital Corp. bank
term loan FRN 7.62s, 2014	1,151	1,076

IASIS Healthcare, LLC/IASIS Capital Corp. bank
term loan FRN Ser. B, 2.354s, 2014	12,218	11,424

Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom)	40,000	38,250

Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
8.001s, 2014 (United Kingdom)	40,000	38,250

Intelsat Corp. bank term loan FRN Ser. B2,
2.792s, 2011	4,661	4,308

Intelsat Corp. bank term loan FRN Ser. B2-A,
2.792s, 2013	4,662	4,309

Intelsat Corp. bank term loan FRN Ser. B2-C,
2.792s, 2013	4,661	4,308

Intelsat, Ltd. bank term loan FRN 3.292s, 2014
(Luxembourg)	85,000	78,115

National Bedding Co. bank term loan FRN
2.325s, 2011	7,818	7,461

Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 2.851s, 2014	9,348	8,727

Polypore, Inc. bank term loan FRN Ser. B,
2.36s, 2014	17,148	16,334

SENIOR LOANS (0.3%)* [c] cont.	Principal amount	Value

Swift Transportation Co., Inc. bank term loan FRN
8 1/4s, 2014	$100,000	$92,292

Thomas Learning bank term loan FRN Ser. B,
2.79s, 2014	14,847	12,793

TXU Energy Corp. bank term loan FRN Ser. B2,
3.974s, 2014	17,549	12,931

TXU Energy Corp. bank term loan FRN Ser. B3,
3.85s, 2014	119,386	87,917

Univision Communications, Inc. bank term loan FRN
Ser. B, 2.54s, 2014	17,886	14,980

Visteon Corp. bank term loan FRN Ser. B1,
5 1/4s, 2013	95,000	101,017

West Corp. bank term loan FRN Ser. B2,
2.751s, 2013	17,500	16,224

Yankee Candle Co., Inc. bank term loan FRN
2.36s, 2014	8,526	8,088

Total senior loans (cost $759,034)		$737,825

FOREIGN GOVERNMENT BONDS
AND NOTES (0.2%)*	Principal amount	Value

Brazil (Federal Republic of)
notes zero %, 2012	BRL 853	$483,972

Total foreign government bonds and notes (cost $506,677)		$483,972

CONVERTIBLE BONDS AND NOTES (0.2%)*	Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec.
notes 6s, 2015	$65,000	$61,750

Alliant Techsystems, Inc. cv. company guaranty
sr. sub. notes 3s, 2024	40,000	39,650

Digital Realty Trust LP 144A cv. sr. unsec.
notes 5 1/2s, 2029 R	25,000	35,594

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	6,000	7,477

General Cable Corp. cv. unsec.
sub. notes stepped-coupon 4 1/2s (2 1/4s,
11/15/19) 2029 ††	35,000	32,813

General Growth Properties, Inc.
144A cv. sr. notes 3.98s,
2027 (In default) † R	110,000	112,750

Jazz Technologies, Inc. cv. company
guaranty sr. unsec. unsub. notes 8s, 2011	25,000	24,000

Owens Brockway Glass Container, Inc.
144A cv. sr. notes 3s, 2015	25,000	22,958

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	8,000	8,660

Trinity Industries, Inc. cv. unsec.
sub. notes 3 7/8s, 2036	25,000	19,188

Total convertible bonds and notes (cost $360,819)		$364,840

MUNICIPAL BONDS AND NOTES (0.1%)*	Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15	$20,000	$19,888
4.071s, 1/1/14	50,000	49,426

MI Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A, 7.309s, 6/1/34	45,000	34,551

Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47	100,000	74,603

Total municipal bonds and notes (cost $214,995)		$178,468

PREFERRED STOCKS (—%)*	Shares	Value

GMAC, Inc. 144A Ser. G, 7.00% cum. pfd.	128	$99,492

Total preferred stocks (cost $82,346)		$99,492

26 Putnam VT Global Asset Allocation Fund

CONVERTIBLE PREFERRED STOCKS (—%)*			Shares	Value

Lehman Brothers Holdings, Inc. Ser. P,
7.25% cv. pfd. (In default) †			140	$206

Total convertible preferred stocks (cost $131,961)				$206

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Aventine Renewable
Energy Holdings, Inc. F	3/15/15	$40.94	57	$—

Vertis Holdings, Inc. F	10/18/15	0.01	22	—

Total warrants (cost $28,188)				$—

SHORT-TERM INVESTMENTS (27.2%)*		Principal amount/shares		Value

Short-term investments held as collateral for
loaned securities with yields ranging from 0.01%
to 0.10% and a due date of July 1, 2010 [d]			$484,178	$484,178

U.S. Treasury Bills, for effective yields ranging
from 0.18% to 0.20%, maturity date
August 26, 2010 # ##			2,073,000	2,072,390

U.S. Treasury Bills, for effective yields ranging
from 0.23% to 0.40%, maturity date
November 18, 2010 # ##			5,358,001	5,349,727

U.S. Treasury Bills, with an effective yield
of 0.16%, maturity date March 10, 2011 #			85,000	84,813

U.S. Treasury Cash Management Bills, for
effective yields ranging from 0.32% to 0.35%,
maturity date July 15, 2010 # ##			1,781,999	1,781,774

Putnam Money Market Liquidity Fund 0.11% [e]			49,459,150	49,459,150

Total short-term investments (cost $59,234,009)				$59,232,032

Total investments (cost $256,408,159)				$251,793,661

Key to holding’s currency abbreviations

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Key to holding’s abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GDR	Global Depository Receipts
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNC	Medium Term Notes Class C
MTNE	Medium Term Notes Class E
MTNI	Medium Term Notes Class I
NVDR	Non-voting Depository Receipt
PO	Principal Only
SDR	Swedish Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2010 through June 30, 2010 (the reporting period).

* Percentages indicated are based on net assets of $217,505,083.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡ Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $39, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

##These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d See Note 1 to the financial statements regarding securities lending.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

R Real Estate Investment Trust.

S Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund is maintaining liquid assets totaling $151,036,254 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, ADS, SDR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Putnam VT Global Asset Allocation Fund 27

FORWARD CURRENCY CONTRACTS TO BUY
at 6/30/10 (aggregate				Unrealized
face value $39,633,092)		Aggregate	Delivery	appreciation/
(Unaudited)	Value	face value	date	(depreciation)

Australian Dollar	$8,998,106	$9,145,289	7/21/10	$(147,183)

Brazilian Real	789,067	772,524	7/21/10	16,543

British Pound	4,273,137	4,185,615	7/21/10	87,522

Canadian Dollar	1,019,518	1,036,967	7/21/10	(17,449)

Chilean Peso	48,462	48,933	7/21/10	(471)

Danish Krone	281,109	279,808	7/21/10	1,301

Euro	9,220,991	9,249,112	7/21/10	(28,121)

Hungarian Forint	537,529	532,628	7/21/10	4,901

Japanese Yen	4,638,440	4,454,080	7/21/10	184,360

Mexican Peso	406,171	405,784	7/21/10	387

New Zealand Dollar	1,305	1,260	7/21/10	45

Norwegian Krone	1,370,084	1,372,279	7/21/10	(2,195)

Polish Zloty	367,345	363,582	7/21/10	3,763

Singapore Dollar	577,171	570,368	7/21/10	6,803

South African Rand	537,339	527,808	7/21/10	9,531

South Korean Won	301,521	300,670	7/21/10	851

Swedish Krona	2,663,226	2,661,775	7/21/10	1,451

Swiss Franc	2,015,371	1,883,515	7/21/10	131,856

Taiwan Dollar	303,800	303,502	7/21/10	298

Turkish Lira (New)	1,543,994	1,537,593	7/21/10	6,401

Total				$260,594

FORWARD CURRENCY CONTRACTS TO SELL
at 6/30/10 (aggregate				Unrealized
face value $47,309,627)		Aggregate	Delivery	appreciation/
(Unaudited)	Value	face value	date	(depreciation)

Australian Dollar	$3,953,161	$3,897,951	7/21/10	$(55,210)

Brazilian Real	523,331	506,432	7/21/10	(16,899)

British Pound	8,179,634	8,066,099	7/21/10	(113,535)

Canadian Dollar	5,750,053	5,834,437	7/21/10	84,384

Chilean Peso	381,870	388,200	7/21/10	6,330

Czech Koruna	1,143,598	1,129,733	7/21/10	(13,865)

Danish Krone	40,515	40,328	7/21/10	(187)

Euro	15,115,508	15,181,133	7/21/10	65,625

Hong Kong Dollar	249,762	249,308	7/21/10	(454)

Japanese Yen	4,805,249	4,632,725	7/21/10	(172,524)

Mexican Peso	384,235	384,718	7/21/10	483

New Zealand Dollar	606,219	589,138	7/21/10	(17,081)

Norwegian Krone	1,133,021	1,132,418	7/21/10	(603)

Polish Zloty	496,568	491,241	7/21/10	(5,327)

Singapore Dollar	1,482,957	1,467,166	7/21/10	(15,791)

South African Rand	522,370	512,058	7/21/10	(10,312)

South Korean Won	299,637	296,455	7/21/10	(3,182)

Swedish Krona	743,546	733,740	7/21/10	(9,806)

Swiss Franc	1,622,601	1,557,329	7/21/10	(65,272)

Taiwan Dollar	220,266	219,018	7/21/10	(1,248)

Total				$(344,474)

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/10	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Amsterdam Exchanges
index (Long)	7	$542,465	Jul-10	$(29,849)

DAX Index (Short)	4	729,837	Sep-10	25,024

Dow Jones Euro Stoxx
50 Index (Long)	133	4,181,352	Sep-10	(214,524)

Dow Jones Euro Stoxx
50 Index (Short)	142	4,464,301	Sep-10	228,171

Euro-Bobl 5 yr (Long)	1	148,024	Sep-10	952

Euro-Bund 10 yr (Long)	8	1,267,246	Sep-10	(4,041)

Euro-CAC 40 Index (Short)	23	969,190	Jul-10	57,795

Euro-Schatz 2 yr (Short)	58	7,777,342	Sep-10	(4,979)

FTSE 100 Index (Short)	48	3,504,004	Sep-10	222,263

FTSE/MIB Index (Long)	8	947,374	Sep-10	(48,456)

Hang Seng Index (Short)	3	386,759	Jul-10	12,027

IBEX 35 Index (Long)	3	338,003	Jul-10	(13,993)

Japanese Government
Bond 10 yr (Short)	1	1,600,768	Sep-10	(11,983)

Japanese Government Bond
10 yr Mini (Long)	10	1,600,316	Sep-10	11,258

MSCI EAFE Index
E-Mini (Long)	10	657,600	Sep-10	4,580

NASDAQ 100 Index
E-Mini (Short)	37	1,286,120	Sep-10	31,487

OMXS 30 Index (Short)	66	854,545	Jul-10	24,330

Russell 2000 Index Mini (Long)	26	1,580,280	Sep-10	20,488

S&P 500 Index (Long)	17	4,363,050	Sep-10	(226,176)

S&P 500 Index E-Mini (Long)	419	21,505,175	Sep-10	(525,464)

S&P 500 Index E-Mini (Short)	21	1,077,825	Sep-10	25,893

S&P Mid Cap 400 Index
E-Mini (Long)	66	4,686,000	Sep-10	(125,782)

S&P/TSX 60 Index (Short)	4	496,129	Sep-10	6,734

SGX MSCI Singapore
Index (Short)	9	432,809	Jul-10	2,408

SPI 200 Index (Short)	20	1,800,162	Sep-10	100,760

Tokyo Price Index (Short)	42	3,979,547	Sep-10	96,510

U.S. Treasury Bond 20 yr (Long)	61	7,777,500	Sep-10	122,426

U.S. Treasury Bond 20 yr (Short)	34	4,335,000	Sep-10	(100,797)

U.S. Treasury Note 2 yr (Long)	77	16,849,766	Sep-10	64,867

U.S. Treasury Note 2 yr (Short)	49	10,722,578	Sep-10	(41,760)

U.S. Treasury Note 5 yr (Long)	9	1,065,164	Sep-10	11,928

U.S. Treasury Note 5 yr (Short)	318	37,635,797	Sep-10	(435,757)

U.S. Treasury Note 10 yr (Long)	360	44,116,875	Sep-10	745,292

U.S. Treasury Note 10 yr (Short)	5	612,734	Sep-10	(8,537)

Total				$23,095

28 Putnam VT Global Asset Allocation Fund

WRITTEN OPTIONS OUTSTANDING
at 6/30/10 (premiums received	Contract	Expiration date/
$2,492,377) (Unaudited)	amount	strike price	Value

Option on an interest rate swap
with Bank of America, N.A. for the
obligation to receive a fixed rate of
4.70% versus the three month USD-
LIBOR-BBA maturing August 8, 2021.	$877,000	Aug-11/4.7	$7,674

Option on an interest rate swap
with Bank of America, N.A. for the
obligation to pay a fixed rate of 4.70%
versus the three month USD-LIBOR-
BBA maturing August 8, 2021.	877,000	Aug-11/4.7	101,504

Option on an interest rate swap
with Bank of America, N.A. for the
obligation to receive a fixed rate of
4.55% versus the three month USD-
LIBOR-BBA maturing August 17, 2021.	874,000	Aug-11/4.55	9,658

Option on an interest rate swap
with Bank of America, N.A. for the
obligation to pay a fixed rate of 4.55%
versus the three month USD-LIBOR-
BBA maturing August 17, 2021.	874,000	Aug-11/4.55	91,246

Option on an interest rate swap
with Bank of America, N.A. for the
obligation to receive a fixed rate of
4.475% versus the three month USD-
LIBOR-BBA maturing August 19, 2021.	1,141,000	Aug-11/4.475	13,954

Option on an interest rate swap
with Bank of America, N.A. for the
obligation to pay a fixed rate of 4.475%
versus the three month USD-LIBOR-
BBA maturing August 19, 2021.	1,141,000	Aug-11/4.475	112,959

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.5475% versus
the three month USD-LIBOR-BBA
maturing July 26, 2021.	1,319,000	Jul-11/4.5475	139,181

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.5475% versus
the three month USD-LIBOR-BBA
maturing July 26, 2021.	1,319,000	Jul-11/4.5475	12,992

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	2,638,000	Jul-11/4.52	273,112

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.52% versus
the three month USD-LIBOR-BBA
maturing
July 26, 2021.	2,638,000	Jul-11/4.52	26,934

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.49% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	1,748,000	Aug-11/4.49	20,801

WRITTEN OPTIONS OUTSTANDING
at 6/30/10 (premiums received	Contract	Expiration date/
$2,492,377) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing
August 17, 2021.	$1,748,000	Aug-11/4.49	$175,045

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
4.525% versus the three month USD-
LIBOR-BBA maturing July 26, 2021.	2,813,000	Jul-11/4.525	28,552

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.525%
versus the three month USD-LIBOR-
BBA maturing July 26, 2021.	2,813,000	Jul-11/4.525	291,100

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
4.46% versus the three month USD-
LIBOR-BBA maturing July 26, 2021.	2,813,000	Jul-11/4.46	31,027

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-
BBA maturing July 26, 2021.	2,813,000	Jul-11/4.46	278,030

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
4.745% versus the three month USD-
LIBOR-BBA maturing July 27, 2021.	4,219,500	Jul-11/4.745	32,353

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-
BBA maturing July 27, 2021.	4,219,500	Jul-11/4.745	504,848

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-
BBA maturing May 14, 2022.	1,966,000	May-12/5.51	312,198

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
5.51% versus the three month USD-
LIBOR-BBA maturing May 14, 2022.	1,966,000	May-12/5.51	19,984

Total			$2,483,152

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/10 (proceeds receivable	Principal	Settlement
$1,077,422) (Unaudited)	amount	date	Value

GNMA, 5 1/2s, June 1, 2040	$1,000,000	6/21/10	$1,083,399

Total			$1,083,399

Putnam VT Global Asset Allocation Fund 29

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)

			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
	$1,892,600		$(3,782)	4/16/16	3.01%	3 month USD-LIBOR-BBA	$(89,725)

Citibank, N.A.
	120,100		58	6/28/20	3 month USD-LIBOR-BBA	3.17%	1,737

Credit Suisse International
	6,495,300		155	3/19/11	3 month USD-LIBOR-BBA	0.5%	395

	5,610,000		—	9/18/10	3 month USD-LIBOR-BBA	2.91916%	75,160

Deutsche Bank AG
	18,558,000		(7,576)	2/3/11	3 month USD-LIBOR-BBA	0.55%	16,480

	10,082,000		(12,460)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(340,581)

	10,503,300		(27,689)	3/10/19	3.58%	3 month USD-LIBOR-BBA	(743,963)

Goldman Sachs International
	17,726,400		(68,352)	5/21/25	3 month USD-LIBOR-BBA	3.83%	870,646

	1,801,300		691	6/9/12	3 month USD-LIBOR-BBA	1.19%	9,331

JPMorgan Chase Bank, N.A.
	14,670,800		(11,416)	2/26/11	3 month USD-LIBOR-BBA	0.56%	243

	4,605,200		(2,585)	4/22/40	4.5%	3 month USD-LIBOR-BBA	(712,282)

JPY	56,400,000	E	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	2,766

JPY	75,800,000	E	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(4,214)

Total							$(914,007)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)

			Upfront		Fixed payments	Total return	Unrealized
Swap	Notional		premium	Termination	received (paid) by	received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$103,780		$—	1/12/40	(4.00%)1 month USD-LIBOR	Synthetic TRS Index 4.00%	$1,024
						30 year Fannie Mae pools

	205,518		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(3,751)
						30 year Fannie Mae pools

	100,100		—	1/12/40	(5.00%)1 month USD-LIBOR	Synthetic TRS Index 5.00%	2,365
						30 year Fannie Mae pools

Credit Suisse International
units	672		—	7/15/10	(3 month USD-LIBOR-BBA	The Middle East Custom	(116,556)
					plus 1.00% )	Basket Index currently sponsored
						by Credit Suisse ticker CSGCPUT

Deutsche Bank AG
	$103,780		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(1,024)
						30 year Fannie Mae pools

	205,518		—	1/12/40	(4.50%)1 month USD-LIBOR	Synthetic TRS Index 4.50%	3,751
						30 year Fannie Mae pools

	100,100		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	(2,365)
						30 year Fannie Mae pools

Goldman Sachs International
baskets	1,348		—	11/24/10	(3 month USD-LIBOR-BBA	A basket (GSPMTGCC)	(93,044)
					plus 85 bp)	of common stocks

JPMorgan Chase Bank, N.A.
shares	122,265		—	10/20/10	(3 month USD-LIBOR-BBA	iShares MSCI Emerging	(640,443)
					plus 5 bp)	Markets Index

UBS, AG
shares	3,483	F	—	1/21/11	(3 month USD-LIBOR-BBA)	S&P 500 Materials Total	(168,894)
						Return Index

shares	3,330		—	1/21/11	(3 month USD-LIBOR-BBA)	S&P 500 Utilities Total	54,120
						Return Index

Total							$(964,817)

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) based on securities valuation inputs.

30 Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

Citibank, N.A.
DJ CDX NA IG Series 14 Index	BBB+	$(394)		$65,000	6/20/15	100 bp	$(984)

Lighthouse International Co., SA, 8%, 4/30/14	Caa1	—	EUR	190,000	3/20/13	815 bp	(48,824)

Credit Suisse International
DJ CDX NA HY Series 14 Index	B+	55,125		$4,410,000	6/20/15	500 bp	(184,828)

DJ CMB NA CMBX AJ Index	—	(120,890)		376,000	2/17/51	(96 bp)	51,634

Deutsche Bank AG
DJ CDX NA HY Series 14 Index	B+	2,363		180,000	6/20/15	500 bp	(7,318)

DJ CDX NA IG Series 14 Index	BBB+	8,688		730,000	6/20/15	100 bp	2,065

Pacific Gas & Electric Co., 4.8%, 3/1/14	A3	—		135,000	12/20/13	112 bp	(426)

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	90,000	9/20/13	715 bp	7,463

Universal Corp., 5.2%, 10/15/13	—	—		$115,000	3/20/15	(95 bp)	2,968

Virgin Media Finance PLC, 8 3/4%, 4/15/14	B+	—	EUR	125,000	9/20/13	477 bp	1,871

Virgin Media Finance PLC, 8 3/4%, 4/15/14	B+	—	EUR	125,000	9/20/13	535 bp	4,509

Goldman Sachs International
CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—		$65,000	9/20/13	495 bp	2,453

Lighthouse International Co, SA, 8%, 4/30/14	Caa1	—	EUR	110,000	3/20/13	680 bp	(30,580)

Macy’s Retail Holdings, Inc., 7.45%, 7/15/17	—	—		$445,000	6/20/11	(254.9 bp)	(6,113)

Southern California Edison Co., 7 5/8%, 1/15/10	A3	—		90,000	12/20/13	118.1 bp	(1,027)

JPMorgan Chase Bank, N.A.
Computer Science Corp., 5%, 2/15/13	—	—		215,000	3/20/18	(82 bp)	7,127

DJ CDX NA HY Series 14 Index	B+	142,656		10,375,000	6/20/15	500 bp	(421,862)

Glencore Funding LLC, 6%, 4/15/14	—	—		380,000	6/20/14	(148 bp)	37,397

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric Co., 4.8%, 3/1/14	A3	—		145,000	12/20/13	113 bp	(410)

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe Crossover Series 12 Version 1	—	(3,736)	EUR	314,000	12/20/14	(500 bp)	855

Universal Corp., 5.2%, 10/15/13	—	—		$345,000	3/20/13	(89 bp)	1,705

Total							$(582,325)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2010. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Putnam VT Global Asset Allocation Fund 31

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$3,631,108	$2,643,364	$—

Capital goods	4,977,114	1,934,386	5

Communication services	3,215,383	1,353,429	—

Conglomerates	1,477,990	552,758	—

Consumer cyclicals	8,107,787	3,133,472	2

Consumer staples	6,543,533	2,691,037	—

Energy	7,438,156	1,795,355	39

Financial	10,245,303	4,891,485	—

Health care	9,320,182	2,253,687	46,708

Technology	15,475,722	1,514,183	3,882

Transportation	862,452	552,157	—

Utilities and power	2,359,093	1,731,603	—

Total common stocks	73,653,823	25,046,916	50,636

Asset-backed securities	—	5,352,124	—

Commodity linked notes	—	1,152,049	—

Convertible bonds and notes	—	364,840	—

Convertible preferred stocks	—	206	—

Corporate bonds and notes	—	39,127,459	—

Foreign government bonds and notes	—	483,972	—

Investment companies	1,217,497	—	—

Mortgage-backed securities	—	13,096,409	57,496

Municipal bonds and notes	—	178,468	—

Preferred stocks	—	99,492	—

Senior loans	—	737,825	—

U.S. Government and agency mortgage obligations	—	31,920,355	—

U.S. Treasury Obligations	—	22,062	—

Warrants	—	—	—

Short-term investments	49,459,150	9,772,882	—

Totals by level	$124,330,470	$127,355,059	$108,132

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$—	$260,594	$—

Forward currency contracts to sell	—	(344,474)	—

Futures contracts	23,095	—	—

Written options	—	(2,483,152)	—

TBA sale commitments	—	(1,083,399)	—

Interest rate swap contracts	—	(781,051)	—

Total return swap contracts	—	(964,817)	—

Credit default contracts	—	(666,137)	—

Totals by level	$23,095	$(6,062,436)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

32 Putnam VT Global Asset Allocation Fund

Statement of assets and liabilities
6/30/10 (Unaudited)

Assets

Investment in securities, at value, including $467,065 of securities on loan (Note 1):

Unaffiliated issuers (identified cost $206,949,009)	$202,334,511

Affiliated issuers (identified cost $49,459,150) (Note 6)	49,459,150

Cash	100,396

Foreign currency (cost $84,816) (Note 1)	83,807

Dividends, interest and other receivables	1,206,865

Receivable for shares of the fund sold	5,937

Receivable for investments sold	1,728,336

Receivable for sales of delayed delivery securities (Note 1)	1,089,359

Unrealized appreciation on swap contracts (Note 1)	1,158,065

Unrealized appreciation on forward currency contracts (Note 1)	698,987

Premium paid on swap contracts (Note 1)	258,880

Total assets	258,124,293

Liabilities

Payable for variation margin (Note 1)	75,093

Payable for investments purchased	2,037,120

Payable for purchases of delayed delivery securities (Note 1)	27,968,780

Payable for shares of the fund repurchased	1,459,557

Payable for compensation of Manager (Note 2)	112,207

Payable for investor servicing fees (Note 2)	13,009

Payable for custodian fees (Note 2)	82,131

Payable for Trustee compensation and expenses (Note 2)	101,359

Payable for administrative services (Note 2)	734

Payable for distribution fees (Note 2)	14,970

Unrealized depreciation on forward currency contracts (Note 1)	782,867

Written options outstanding, at value (premiums received $2,492,377)
(Notes 1 and 3)	2,483,152

Premium received on swap contracts (Note 1)	209,736

Unrealized depreciation on swap contracts (Note 1)	3,619,214

TBA sale commitments, at value (proceeds receivable $1,077,422) (Note 1)	1,083,399

Collateral on securities loaned, at value (Note 1)	484,178

Other accrued expenses	91,704

Total liabilities	40,619,210

Net assets	$217,505,083

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$265,429,073

Undistributed net investment income (Note 1)	2,401,409

Accumulated net realized loss on investments and foreign currency
transactions (Note 1)	(43,209,267)

Net unrealized depreciation of investments and assets and liabilities
in foreign currencies	(7,116,132)

Total — Representing net assets applicable to capital
shares outstanding	$217,505,083

Computation of net asset value Class IA

Net assets	$146,826,295

Number of shares outstanding	11,585,164

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$12.67

Computation of net asset value Class IB

Net assets	$70,678,788

Number of shares outstanding	5,539,011

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$12.76

Statement of operations
Six months ended 6/30/10 (Unaudited)

Investment income

Interest (net of foreign tax of $4,247) (including interest income
of $35,848 from investments in affiliated issuers) (Note 6)	$3,404,138

Dividends (net of foreign tax of $51,723)	1,203,374

Securities lending	20,284

Total investment income	4,627,796

Expenses

Compensation of Manager (Note 2)	704,209

Investor servicing fees (Note 2)	116,686

Custodian fees (Note 2)	80,677

Trustee compensation and expenses (Note 2)	9,649

Administrative services (Note 2)	6,478

Distribution fees — Class IB (Note 2)	94,962

Auditing	63,706

Other	37,544

Total expenses	1,113,911

Expense reduction (Note 2)	(11,034)

Interest expense (Note 2)	(109,719)

Net expenses	993,158

Net investment income	3,634,638

Net realized gain on investments (Notes 1 and 3)	8,324,400

Net realized gain on swap contracts (Note 1)	2,315,455

Net realized gain on futures contracts (Note 1)	22,588

Net realized gain on foreign currency transactions (Note 1)	2,252,348

Net realized gain on written options (Notes 1 and 3)	1,055,841

Net unrealized depreciation of assets and liabilities in foreign currencies
during the period	(449,352)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, receivable purchase agreements and TBA
sale commitments during the period	(20,179,085)

Net loss on investments	(6,657,805)

Net decrease in net assets resulting from operations	$(3,023,167)

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 33

Statement of changes in net assets

	Six months ended	Year ended
	6/30/10*	12/31/09

Increase (decrease) in net assets

Operations:

Net investment income	$3,634,638	$7,205,337

Net realized gain (loss) on investments
and foreign currency transactions	13,970,632	(22,320,134)

Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies	(20,628,437)	77,775,900

Net increase (decrease) in net assets
resulting from operations	(3,023,167)	62,661,103

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(9,201,576)	(9,033,218)

Class IB	(4,302,686)	(3,733,648)

Decrease from capital share transactions
(Note 4)	(2,799,155)	(12,316,708)

Total increase (decrease) in net assets	(19,326,584)	37,577,529

Net assets:

Beginning of period	236,831,667	199,254,138

End of period (including undistributed
net investment income of $2,401,409 and
$12,271,033, respectively)	$217,505,083	$236,831,667

* Unaudited.

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Global Asset Allocation Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[f]

Class IA

6/30/10†	$13.64	.22	(.37)	(.15)	(.82)	(.82)	$12.67	(1.53) *	$146,826	.43 *i	.43 *i	1.54 *	112.70 *

12/31/09	10.87	.41	3.12	3.53	(.76)	(.76)	13.64	35.36	160,419	.99[e,g]	.86 [e]	3.55[e]	177.85

12/31/08	16.90	.48	(5.91)	(5.43)	(.60)	(.60)	10.87	(33.16)	141,087	.78[e]	.78[e]	3.31[e]	155.03

12/31/07	16.50	.42	.10	.52	(.12)	(.12)	16.90	3.16	264,820	.77[e]	.77[e]	2.49[e]	106.99

12/31/06	15.03	.33	1.59	1.92	(.45)	(.45)	16.50	13.04	311,512	.82[e]	.82[e]	2.15[e]	76.62

12/31/05	14.22	.30 [h]	.71	1.01	(.20)	(.20)	15.03	7.20	330,872	.90[e]	.90[e]	2.06 [e,h]	144.67

Class IB

6/30/10†	$13.72	.20	(.37)	(.17)	(.79)	(.79)	$12.76	(1.65) *	$70,679	.56 *i	.56 *i	1.42 *	112.70 *

12/31/09	10.90	.39	3.15	3.54	(.72)	(.72)	13.72	35.21	76,413	1.24 [e,g]	1.11[e]	3.28[e]	177.85

12/31/08	16.94	.44	(5.92)	(5.48)	(.56)	(.56)	10.90	(33.32)	58,167	1.03 [e]	1.03 [e]	3.05[e]	155.03

12/31/07	16.54	.38	.11	.49	(.09)	(.09)	16.94	2.94	95,626	1.02[e]	1.02[e]	2.23[e]	106.99

12/31/06	15.06	.29	1.61	1.90	(.42)	(.42)	16.54	12.86	88,626	1.07[e]	1.07[e]	1.87[e]	76.62

12/31/05	14.25	.26[h]	.72	.98	(.17)	(.17)	15.06	6.97	66,485	1.15 [e]	1.15 [e]	1.80 [e,h]	144.67

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements and brokerage/service arrangements (Note 2).

e Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.10%

12/31/08	0.15

12/31/07	0.08

12/31/06	0.10

12/31/05	0.01

f Portfolio turnover excludes dollar roll transactions.

g Includes interest accrued in connection with certain derivatives contracts, which amounted to 0.13% of average net assets as of December 31, 2009.

h Reflects a non-recurring accrual related to Putnam Management’s settlement with the Securities and Exchange Commission (the SEC) regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.02% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

i Excludes the impact of a current period revision to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.05% of average net assets as of June 30, 2010 (Note 2).

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 35

Notes to financial statements 6/30/10 (Unaudited)

Note 1 — Significant accounting policies

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks long-term return consistent with preservation of capital by maintaining a managed asset allocation portfolio spread across domestic and international stock, bond and cash investments. The fund may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the period from January 1, 2010 through June 30, 2010 (the reporting period). Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

36 Putnam VT Global Asset Allocation Fund

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the period. The fund had an average contract amount of approximately $2,400,000 on purchased options contracts for the reporting period. See Note 3 for the volume of written options contracts activity for the reporting period.

H) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sellcurrencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

I) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $21,200,000 on total return swap contracts for the reporting period.

J) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Putnam VT Global Asset Allocation Fund 37

K) Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $21,400,000 on credit default swap contracts for the reporting period.

L) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $601,766 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $5,716,894 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $4,481,351.

M) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

N) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

O) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

P) Securities lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At the close of the reporting period, the value of securities loaned amounted to $467,249. Certain of these securities were sold prior to the close of the reporting period and are included in the Receivable for securities sold on the Statement of assets and liabilities. The fund received cash collateral of $484,178 which is pooled with collateral of other Putnam funds into the following issues of short-term investments:

Repurchase agreements

Banc of America Securities, LLC, effective yield 0.02%, due July 1, 2010
Banc of America Securities, LLC, effective yield 0.10%, due July 1, 2010
Credit Suisse Securities (USA), LLC, effective yield 0.01%, due July 1, 2010
Deutsche Bank AG, effective yield 0.01%, due July 1, 2010
Deutsche Bank Securities, Inc., effective yield 0.01%, due July 1, 2010
Deutsche Bank Securities, Inc., effective yield 0.04%, due July 1, 2010
Goldman Sachs & Co., effective yield 0.01%, due July 1, 2010
UBS Securities, LLC, effective yield 0.10%, due July 1, 2010

Time deposits

Deutsche Bank AG, effective yield 0.02%, due July 1, 2010

38 Putnam VT Global Asset Allocation Fund

Q) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2009, the fund had a capital loss carryover of $52,108,051 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$2,641,315	12/31/10

6,208,497	12/31/11

16,462,296	12/31/16

26,795,943	12/31/17

The aggregate identified cost on a tax basis is $259,982,429, resulting in gross unrealized appreciation and depreciation of $10,116,422 and $18,305,190, respectively, or net unrealized depreciation of $8,188,768.

R) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

S) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

T) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 47.2% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows: 0.75% of the first $5 billion, 0.70% of the next $5 billion, 0.65% of the next $10 billion, 0.60% of the next $10 billion, 0.55% of the next $50 billion, 0.53% of the next $50 billion, 0.52% of the next $100 billion, and 0.515% of any excess thereafter.

Effective August 1, 2009 through June 30, 2011, Putnam Management has contractually agreed to reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis (or from August 1, 2009 through the fund’s next fiscal year end, as applicable), to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period (or since August 1, 2009, as applicable). During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed, from August 1, 2009 through July 31, 2010, to limit the management fee for the fund to an annual rate of 0.70% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (LBSF) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (Agreement) with another registered investment company (the Seller) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $443,188 in net payments from LBSF in connection with certain terminated derivatives transactions (the Receivable), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable offset against the fund’s net payable to LBSF. The fund paid $137,756 (exclusive of the initial payment) to the Seller in accordance with the terms of the Agreements and the fund paid $6,144,799, including interest, to LBSF in complete satisfaction of the fund’s obligations under the terminated contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street Bank and Trust Company (State Street). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $483 under the expense offset arrangements and by $10,551 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $169, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets

Putnam VT Global Asset Allocation Fund 39

and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $211,677,424 and $237,080,425, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option	Written equity option	Written equity option
	contract amounts	premiums received	contract amounts	premiums received

Written options outstanding at
beginning of the reporting period	$82,481,000	$4,463,974	—	$—

Options opened	—	—	704	1,429

Options exercised	(18,751,000)	(909,322)	—	—

Options expired	(22,913,000)	(1,062,275)	—	—

Options closed	—	—	(704)	(1,429)

Written options outstanding at
end of the reporting period	$40,817,000	$2,492,377	—	$—

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/10		Year ended 12/31/09		Six months ended 6/30/10		Year ended 12/31/09

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	248,632	$3,307,900	385,207	$4,712,541	167,545	$2,294,537	785,789	$9,340,719

Shares issued in connection with
reinvestment of distributions	676,587	9,201,576	937,056	9,033,218	313,836	4,302,686	384,516	3,733,648

	925,219	12,509,476	1,322,263	13,745,759	481,381	6,597,223	1,170,305	13,074,367

Shares repurchased	(1,100,049)	(14,926,674)	(2,544,362)	(28,531,713)	(512,890)	(6,979,180)	(934,591)	(10,605,121)

Net increase (decrease)	(174,830)	$(2,417,198)	(1,222,099)	$(14,785,954)	(31,509)	$(381,957)	235,714	$2,469,246

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$242,608	Payables	$908,745

Foreign exchange contracts	Receivables	698,987	Payables	782,867

Equity contracts	Receivables, Net assets — Unrealized		Payables, Net assets — Unrealized
	appreciation / (depreciation)	912,590*	appreciation / (depreciation)	2,203,181*

Interest rate contracts	Receivables, Net assets — Unrealized		Payables, Net assets — Unrealized
	appreciation / (depreciation)	2,027,061*	appreciation / (depreciation)	4,942,395*

Total		$3,881,246		$8,837,188

*Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments				Forward currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$83,895	$83,895

Foreign exchange contracts	—	—	—	2,257,786	—	$2,257,786

Equity contracts	(8,018)	11,601	713,158	—	504,541	$1,221,282

Interest rate contracts	1,062,275	—	(690,570)	—	1,727,019	$2,098,724

Total	$1,054,257	$11,601	$22,588	$2,257,786	$2,315,455	$5,661,687

40 Putnam VT Global Asset Allocation Fund

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments				Forward currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(294,547)	$(294,547)

Foreign exchange contracts	—	—	—	(449,956)	—	$(449,956)

Equity contracts	—	(42,936)	(675,304)	—	(1,172,135)	$(1,890,375)

Interest rate contracts	(355,867)	—	(135)	—	(2,636,814)	$(2,992,816)

Total	$(355,867)	$(42,936)	$(675,439)	$(449,956)	$(4,103,496)	$(5,627,694)

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $35,848 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $128,072,987 and $115,601,155, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Putnam VT Global Asset Allocation Fund 41

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract with respect to your fund among Putnam Management, PIL, and another affiliate, Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2010, the Contract Committee met several times with representatives of Putnam Management and in executive session to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. At the Trustees’ June 11, 2010 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2010. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing such services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in prior years.

Consideration of implementation of strategic pricing initiative

The Trustees were mindful that new management contracts had been implemented for all but a few funds at the beginning of 2010 as part of Putnam Management’s strategic pricing initiative. These new management contracts reflected the implementation of more competitive fee levels for many funds, complex-wide breakpoints for the open-end funds and performance fees for certain funds. The Trustees had approved these new management contracts on July 10, 2009 and submitted them to shareholder meetings of the affected funds in late 2009, where the contracts were in all cases approved by overwhelming majorities of the shares voted.

Because the management contracts had been implemented only recently, the Contract Committee had limited practical experience with the operation of the new fee structures. The financial data available to the Committee reflected actual operations under the prior contracts; information was also available on a pro forma basis, adjusted to reflect the fees payable under the new management contracts. In light of the limited information available regarding operations under the new management contracts, in recommending the continuation of the new management contracts in June 2010, the Contract Committee relied to a considerable extent on its review of the financial information and analysis that formed the basis of the Board’s approval of the new management contracts on July 10, 2009.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

As in the past, the Trustees continued to focus on the competitiveness of the total expense ratio of each fund. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement: (i) a contractual expense limitation applicable to all retail open-end funds of 37.5 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, taxes, brokerage commissions and extraordinary expenses). These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets.

The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the 70th percentile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule)

42 Putnam VT Global Asset Allocation Fund

and in the 74th percentile in total expenses (less any applicable 12b-1 fees) as of December 31, 2009 (the first percentile representing the least expensive funds and the 100th percentile the most expensive funds). The Trustees also considered that your fund ranked in the 52nd percentile in effective management fees, on a pro forma basis adjusted to reflect the impact of the strategic pricing initiative discussed above, as of December 31, 2009.

Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Contract Committee observed that the complex-wide breakpoints of the open-end funds have only been in place for a short while, and the Trustees will examine the operation of this new breakpoint structure in future years in light of actual experience.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules currently in place represented an appropriate sharing of economies of scale at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, and did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Committee noted the substantial improvement in the performance of most Putnam funds during 2009. The Committee also noted the disappointing investment performance of a number of the funds for periods ended December 31, 2009 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including Putnam Management’s continuing efforts to strengthen the equity research function, recent changes in portfolio managers, increased accountability of individual managers rather than teams, recent changes in Putnam Management’s approach to incentive compensation, including emphasis on top quartile performance over a rolling three-year period, and the recent arrival of a new chief investment officer. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that your fund’s class A share cumulative total return performance at net asset value was in the following percentiles of its Lipper Inc. peer group (Lipper Mixed-Asset Target Allocation Growth Funds) for the one-year, three-year and five-year periods ended December 31, 2009 (the first percentile representing the best-performing funds and the 100th percentile the worst-performing funds):

One-year period	Three-year period	Five-year period

2nd	53rd	42nd

Over the one-year, three-year and five-year periods ended December 31, 2009, there were 217, 162 and 98 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing; distribution

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to

Putnam VT Global Asset Allocation Fund 43

Putnam Management in managing the assets of the fund and of other clients. The Trustees considered a change made, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policies commencing in 2010, which increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees noted that a portion of available soft dollars continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management contract, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, are available in the Individual Investors section of putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

44 Putnam VT Global Asset Allocation Fund

Investment Manager	Marketing Services	Trustees
Putnam Investment Management, LLC	Putnam Retail Management	John A. Hill, Chairman
One Post Office Square	One Post Office Square	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	Boston, MA 02109	Ravi Akhoury
Barbara M. Baumann
Investment Sub-Manager	Investor Servicing Agent	Charles B. Curtis
Putnam Investments Limited	Putnam Investor Services, Inc.	Robert J. Darretta
57–59 St James’s Street	Mailing address:	Myra R. Drucker
London, England SW1A 1LD	P.O. Box 8383	Paul L. Joskow
	Boston, MA 02266-8383	Kenneth R. Leibler
Investment Sub-Advisor	1-800-225-1581	Robert E. Patterson
The Putnam Advisory Company, LLC		George Putnam, III
One Post Office Square	Custodian	Robert L. Reynolds
Boston, MA 02109	State Street Bank and Trust Company	W. Thomas Stephens
Richard B. Worley
Legal Counsel
Ropes & Gray LLP

Putnam VT Global Asset Allocation Fund 45

This report has been prepared for the shareholders	H306
of Putnam VT Global Asset Allocation Fund.	262433 8/10

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: August 27, 2010

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 27, 2010